Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Sep 30, 2011
Registrant Name	dei_EntityRegistrantName	PROFESSIONALLY MANAGED PORTFOLIOS
Central Index Key	dei_EntityCentralIndexKey	0000811030
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan 31, 2012
Document Effective Date	dei_DocumentEffectiveDate	Jan 31, 2012
FundX Upgrader Fund (Prospectus Summary) | FundX Upgrader Fund | Investor Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FUNDX
FundX Flexible Income Fund (Prospectus Summary) | FundX Flexible Income Fund | Investor Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	INCMX
FundX Conservative Upgrader Fund (Prospectus Summary) | FundX Conservative Upgrader Fund | Investor Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RELAX
FundX Aggressive Upgrader Fund (Prospectus Summary) | FundX Aggressive Upgrader Fund | Investor Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HOTFX
FundX ETF Aggressive Upgrader Fund (Prospectus Summary) | FundX ETF Aggressive Upgrader Fund | Investor Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	UNBOX
FundX ETF Upgrader Fund (Prospectus Summary) | FundX ETF Upgrader Fund | Investor Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	REMIX
FundX Tactical Upgrader Fund (Prospectus Summary) | FundX Tactical Upgrader Fund | FundX Tactical Upgrader Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TACTX
FundX Tactical Total Return Fund (Prospectus Summary) | FundX Tactical Total Return Fund | FundX Tactical Total Return Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TOTLX

FundX Upgrader Fund (Prospectus Summary) | FundX Upgrader Fund
FundX Upgrader Fund
Investment Objective
The FundX Upgrader Fund ("Upgrader Fund") seeks to maximize capital appreciation over the long term without regard to income.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Upgrader Fund.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	FundX Upgrader Fund Investor Class
Redemption Fee (as a percentage of amount redeemed within 30 days of purchase)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		FundX Upgrader Fund Investor Class
Management Fee		1.00%
Distribution (Rule 12b-1) Fees		none
Other Expenses		0.23%
Acquired Fund (Underlying Fund) Fees and Expenses	[1]	0.60%
Total Annual Fund Operating Expenses		1.83%
[1]	The Total Annual Fund Operating Expenses for the Fund do not correlate to the Ratio of Expenses to Average Net Assets provided in the Financial Highlights section of the statutory prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

Example
This Example is intended to help you compare the cost of investing in the

Upgrader Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Upgrader Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The

Example also assumes that your investment has a 5% return each year and that the

Upgrader Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
FundX Upgrader Fund Investor Class	186	578	995	2,158

Portfolio Turnover
As a fund-of-funds, the Upgrader Fund does not typically pay transaction costs,

such as commissions, when it buys and sells securities (or "turns over" its portfolio), except with respect to any purchases or sales of ETFs. If transaction costs are involved, a higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Upgrader Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Upgrader Fund's performance. During the most recent fiscal year, the Upgrader Fund's portfolio turnover rate was 153% of the average value of its portfolio.

Principal Investment Strategies
The Upgrader Fund is a fund-of-funds and as such seeks to achieve its investment objective by investing primarily in no-load and load-waived mutual funds,

including exchange-traded funds ("Underlying Funds"). Some Underlying Funds primarily invest in particular types of securities (e.g., equity or fixed-income securities of various credit qualities, including high-yield securities or "junk bonds"), while some concentrate in certain industries or sectors, and others invest in a variety of securities. The Upgrader Fund may purchase, without limit, shares of international and global Underlying Funds. In addition, up to

50% of the Upgrader Fund's net assets may be invested in Underlying Funds that focus their investment in securities of companies located in emerging markets.

In managing the Fund, the Advisor uses a proprietary

Upgrading investment strategy to select Underlying Funds

and to manage the portfolio consistent with the Fund's            Upgrading

investment objective. Using this strategy, the Advisor        When a fund begins

classifies Underlying Funds according to their risk and       to lag its peers,

performance characteristics. Four different classes of        the Advisor redeems

Underlying Funds are categorized according to this            the shares and

system, ranging from Speculative Underlying Funds, which      directs the

are the most speculative funds with the highest risk but      proceeds to a

also the highest reward potential, to Bond Underlying         better performing

Funds, which have the lowest risk but also the lowest         alternative.

reward potential. See "More about the Funds' Investment

Objectives, Strategies and Risks-The Advisor's

Classification Process of the Underlying Funds" for more

information on this system.

Under normal market conditions, the Fund will typically maintain a substantial holding of Core Underlying Funds. Core Underlying Funds generally invest in a diversified portfolio of equity securities of well-established U.S. and foreign companies with a wide range of market capitalizations. Core Underlying Funds may also invest in fixed income securities. The Fund may also invest a portion of its assets in Speculative Underlying Funds which are more aggressive, may be less diversified and involve investments in small unseasoned companies and emerging markets and entail greater risks and in Total Return and Bond

Underlying Funds which are less aggressive and may involve investment in more balanced portfolio and fixed income securities. As part of the Upgrading strategy, the Advisor sells an Underlying Fund when the Advisor believes that the Underlying Fund is performing out of synch with current market leadership or if a new Underlying Fund is judged more attractive than a current holding.

For temporary defensive purposes under abnormal market or economic conditions,

the Fund may hold all or a portfolio of its assets in money market instruments,

money market funds or U.S. government repurchase agreements. To the extent the

Fund is invested in such defensive investment, the Fund may not achieve its investment objective.

Principal Risks
An investment in the Upgrader Fund entails risk. The Upgrader Fund cannot guarantee that it will meet its investment objective. Since the price of the

Underlying Funds that the Upgrader Fund holds may fluctuate, the value of your investment may fluctuate and you could lose all or a portion of your investment in the Upgrader Fund. The following risks could affect the value of your investment:

  o  General Market Risk - General market risk is the risk that the value of a

     Fund's shares will fluctuate based on the performance of the securities held by the Underlying Funds it owns. These fluctuations may cause a security to be worth less than its cost when originally purchased or less than it was worth at an earlier time.

  o  Management Risk - Management risk describes the Upgrader Fund's ability to meet its investment objective based on the Advisor's success or failure to implement investment strategies for the Upgrader Fund.

  o  Foreign Securities Risk - The Underlying Funds held by the Upgrader Fund may have significant investments in foreign securities. Foreign securities risk entails risk relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices.

  o  Emerging Markets Risk - In addition to the foreign securities risks mentioned above, emerging markets are generally more volatile and less liquid.

  o  Non-Diversification Risk - While the Upgrader Fund is diversified, the

     Underlying Funds may invest in a limited number of issuers and therefore may be considered non-diversified.

  o  Derivative Risk - Some Underlying Funds may use derivative instruments which derive their value from the value of an underlying asset, currency or index. The value of derivatives may rise or fall more rapidly than other investments and it is possible to lose more than the initial amount invested.

  o  Leverage Risk - Some Underlying Funds may borrow money for leveraging and will incur interest expense.

  o  Short Sales Risk -The Underlying Funds may engage in short sales which could cause an Underlying Fund's investment performance to suffer if it is required to close out a short position earlier than it had intended.

  o  Small Company Risk - The Underlying Funds may invest in securities of small companies, which involves greater volatility than investing in larger and more established companies.

  o  Concentration and Sector Emphasis Risk - Because the Underlying Funds may

     hold a limited number of issuers, they may become concentrated in one or more sectors at any given time, subjecting the Upgrader Fund to sector concentration risk.

  o  Interest Rate and Credit Risk - Interest rates may rise resulting in a decrease in the value of the securities held by the Underlying Funds or may fall resulting in an increase in the value of such securities.

  o  High-Yield Securities (Junk Bonds) Risk - The value of fixed-income securities held by the Underlying Funds that are rated below investment grade are subject to additional risk factors such as increased possibility of default, illiquidity of the security and changes in value based on public perception of the issuer.

  o  ETF Trading Risk - Because the Upgrader Fund invests in ETFs, it is subject to additional risks that do not apply to conventional mutual funds, including the risks that the market price of an ETF's shares may trade at a discount to its net asset value ("NAV"), an active secondary trading market may not develop or be maintained, or trading may be halted by the exchange in which the ETFs trade, which may impact a Fund's ability to sell its shares of an

     ETF.

  o  Portfolio Turnover Risk - To the extent the Upgrader Fund invests in ETFs, it may be subject to the risks of having a high portfolio turnover rate. High portfolio turnover involves correspondingly greater expenses to a Fund,

     including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities.

  o  Upgrading Strategy Risk - The Upgrader Fund employs an Upgrading strategy whereby it continually seeks to invest in the top-performing securities at a given time. When investment decisions are based on near-term performance,

     however, the Upgrader Fund may be exposed to the risk of buying Underlying

     Funds immediately following a sudden, brief surge in performance that may be followed by a subsequent drop in market value.

  o  Underlying Funds Risk - The risks associated with the Upgrader Fund include the risks related to each Underlying Fund in which the Upgrader Fund invests. Although the Upgrader Fund seeks to reduce the risk of your investment by diversifying among mutual funds and ETFs that invest in stocks and, in some cases, bonds, there are inherent risks of investing in various asset classes.

Performance
The following performance information provides some indication of the risks of investing in the Upgrader Fund. The bar chart below illustrates how the Upgrader

Fund's total returns have varied from year to year. The table below illustrates how the Upgrader Fund's average annual total returns for the 1-year, 5-year and

10-year periods compare with a domestic broad-based market index and secondary index provided to offer a broader market perspective. The Upgrader Fund's performance, before and after taxes is not necessarily an indication of how the

Upgrader Fund will perform in the future. Updated performance is available on the Upgrader Fund's website at www.upgraderfunds.com.

Calendar Year Total Return as of December 31

Best and Worst Quarters

Best Quarter  Q3 2009 19.68%

Worst Quarter Q4 2008 -22.45%

Average Annual Total Returns as of December 31, 2011
Average Annual Total Returns FundX Upgrader Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Investor Class	Return Before Taxes	(4.66%)	(2.64%)	4.44%
Investor Class After Taxes on Distributions	Return After Taxes on Distributions	(4.67%)	(3.35%)	3.87%
Investor Class After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	(3.01%)	(2.34%)	3.75%
S&P 500 ® Index	S&P 500® Index (reflects no deduction for fees, expenses or taxes)	2.11%	(0.25%)	2.92%
MSCI AC World Index	MSCI AC World Index (reflects no deduction for fees, expenses or taxes)	(7.35%)	(1.93%)	4.24%

The "Return After Taxes on Distributions" shows the effect of taxable distributions (dividends and capital gains distributions), but assumes that you still hold Fund shares at the end of the period. The "Return After Taxes on

Distributions and Sale of Fund Shares" shows the effect of both taxable distributions and any taxable gain or loss that would be realized if a Fund's shares were sold at the end of the specified period. The after-tax returns are calculated using the highest individual federal marginal income tax rates in effect and do not reflect the impact of state and local taxes. In certain cases,

the "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. This will occur when a capital loss is realized upon the sale of Fund shares and provides an assumed tax benefit that increases the return. Your actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns are not relevant if you hold your Fund shares through a tax-deferred account, such as a 401(k) plan or an individual retirement account ("IRA").

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Jan 31, 2012
FundX Upgrader Fund (Prospectus Summary) | FundX Upgrader Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	FundX Upgrader Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The FundX Upgrader Fund ("Upgrader Fund") seeks to maximize capital appreciation over the long term without regard to income.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Upgrader Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
As a fund-of-funds, the Upgrader Fund does not typically pay transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio), except with respect to any purchases or sales of ETFs. If transaction costs are involved, a higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Upgrader Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Upgrader Fund's performance. During the most recent fiscal year, the Upgrader Fund's portfolio turnover rate was 153% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	153.00%
Expenses, Not Correlated to Ratio Due to Acquired Fund Fees	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses for the Fund do not correlate to the Ratio of Expenses to Average Net Assets provided in the Financial Highlights section of the statutory prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the
Upgrader Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Upgrader Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Upgrader Fund's operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Upgrader Fund is a fund-of-funds and as such seeks to achieve its investment objective by investing primarily in no-load and load-waived mutual funds, including exchange-traded funds ("Underlying Funds"). Some Underlying Funds primarily invest in particular types of securities (e.g., equity or fixed-income securities of various credit qualities, including high-yield securities or "junk bonds"), while some concentrate in certain industries or sectors, and others invest in a variety of securities. The Upgrader Fund may purchase, without limit, shares of international and global Underlying Funds. In addition, up to
50% of the Upgrader Fund's net assets may be invested in Underlying Funds that focus their investment in securities of companies located in emerging markets.

In managing the Fund, the Advisor uses a proprietary
Upgrading investment strategy to select Underlying Funds
and to manage the portfolio consistent with the Fund's            Upgrading
investment objective. Using this strategy, the Advisor        When a fund begins
classifies Underlying Funds according to their risk and       to lag its peers,
performance characteristics. Four different classes of        the Advisor redeems
Underlying Funds are categorized according to this            the shares and
system, ranging from Speculative Underlying Funds, which      directs the
are the most speculative funds with the highest risk but      proceeds to a
also the highest reward potential, to Bond Underlying         better performing
Funds, which have the lowest risk but also the lowest         alternative.
reward potential. See "More about the Funds' Investment
Objectives, Strategies and Risks-The Advisor's
Classification Process of the Underlying Funds" for more
information on this system.

Under normal market conditions, the Fund will typically maintain a substantial holding of Core Underlying Funds. Core Underlying Funds generally invest in a diversified portfolio of equity securities of well-established U.S. and foreign companies with a wide range of market capitalizations. Core Underlying Funds may also invest in fixed income securities. The Fund may also invest a portion of its assets in Speculative Underlying Funds which are more aggressive, may be less diversified and involve investments in small unseasoned companies and emerging markets and entail greater risks and in Total Return and Bond
Underlying Funds which are less aggressive and may involve investment in more balanced portfolio and fixed income securities. As part of the Upgrading strategy, the Advisor sells an Underlying Fund when the Advisor believes that the Underlying Fund is performing out of synch with current market leadership or if a new Underlying Fund is judged more attractive than a current holding.

For temporary defensive purposes under abnormal market or economic conditions, the Fund may hold all or a portfolio of its assets in money market instruments, money market funds or U.S. government repurchase agreements. To the extent the
Fund is invested in such defensive investment, the Fund may not achieve its investment objective.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
An investment in the Upgrader Fund entails risk. The Upgrader Fund cannot guarantee that it will meet its investment objective. Since the price of the
Underlying Funds that the Upgrader Fund holds may fluctuate, the value of your investment may fluctuate and you could lose all or a portion of your investment in the Upgrader Fund. The following risks could affect the value of your investment:

  o  General Market Risk - General market risk is the risk that the value of a
     Fund's shares will fluctuate based on the performance of the securities held by the Underlying Funds it owns. These fluctuations may cause a security to be worth less than its cost when originally purchased or less than it was worth at an earlier time.

  o  Management Risk - Management risk describes the Upgrader Fund's ability to meet its investment objective based on the Advisor's success or failure to implement investment strategies for the Upgrader Fund.

  o  Foreign Securities Risk - The Underlying Funds held by the Upgrader Fund may have significant investments in foreign securities. Foreign securities risk entails risk relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices.

  o  Emerging Markets Risk - In addition to the foreign securities risks mentioned above, emerging markets are generally more volatile and less liquid.

  o  Non-Diversification Risk - While the Upgrader Fund is diversified, the
     Underlying Funds may invest in a limited number of issuers and therefore may be considered non-diversified.

  o  Derivative Risk - Some Underlying Funds may use derivative instruments which derive their value from the value of an underlying asset, currency or index. The value of derivatives may rise or fall more rapidly than other investments and it is possible to lose more than the initial amount invested.

  o  Leverage Risk - Some Underlying Funds may borrow money for leveraging and will incur interest expense.

  o  Short Sales Risk -The Underlying Funds may engage in short sales which could cause an Underlying Fund's investment performance to suffer if it is required to close out a short position earlier than it had intended.

  o  Small Company Risk - The Underlying Funds may invest in securities of small companies, which involves greater volatility than investing in larger and more established companies.

  o  Concentration and Sector Emphasis Risk - Because the Underlying Funds may
     hold a limited number of issuers, they may become concentrated in one or more sectors at any given time, subjecting the Upgrader Fund to sector concentration risk.

  o  Interest Rate and Credit Risk - Interest rates may rise resulting in a decrease in the value of the securities held by the Underlying Funds or may fall resulting in an increase in the value of such securities.

  o  High-Yield Securities (Junk Bonds) Risk - The value of fixed-income securities held by the Underlying Funds that are rated below investment grade are subject to additional risk factors such as increased possibility of default, illiquidity of the security and changes in value based on public perception of the issuer.

  o  ETF Trading Risk - Because the Upgrader Fund invests in ETFs, it is subject to additional risks that do not apply to conventional mutual funds, including the risks that the market price of an ETF's shares may trade at a discount to its net asset value ("NAV"), an active secondary trading market may not develop or be maintained, or trading may be halted by the exchange in which the ETFs trade, which may impact a Fund's ability to sell its shares of an
     ETF.

  o  Portfolio Turnover Risk - To the extent the Upgrader Fund invests in ETFs, it may be subject to the risks of having a high portfolio turnover rate. High portfolio turnover involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities.

  o  Upgrading Strategy Risk - The Upgrader Fund employs an Upgrading strategy whereby it continually seeks to invest in the top-performing securities at a given time. When investment decisions are based on near-term performance, however, the Upgrader Fund may be exposed to the risk of buying Underlying
     Funds immediately following a sudden, brief surge in performance that may be followed by a subsequent drop in market value.

  o  Underlying Funds Risk - The risks associated with the Upgrader Fund include the risks related to each Underlying Fund in which the Upgrader Fund invests. Although the Upgrader Fund seeks to reduce the risk of your investment by diversifying among mutual funds and ETFs that invest in stocks and, in some cases, bonds, there are inherent risks of investing in various asset classes.

Risk, Lose Money	rr_RiskLoseMoney	Since the price of the Underlying Funds that the Upgrader Fund holds may fluctuate, the value of your investment may fluctuate and you could lose all or a portion of your investment in the Upgrader Fund.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	While the Upgrader Fund is diversified, the Underlying Funds may invest in a limited number of issuers and therefore may be considered non-diversified.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following performance information provides some indication of the risks of investing in the Upgrader Fund. The bar chart below illustrates how the Upgrader
Fund's total returns have varied from year to year. The table below illustrates how the Upgrader Fund's average annual total returns for the 1-year, 5-year and
10-year periods compare with a domestic broad-based market index and secondary index provided to offer a broader market perspective. The Upgrader Fund's performance, before and after taxes is not necessarily an indication of how the
Upgrader Fund will perform in the future. Updated performance is available on the Upgrader Fund's website at www.upgraderfunds.com.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information provides some indication of the risks of investing in the Upgrader Fund.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.upgraderfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Upgrader Fund's performance, before and after taxes is not necessarily an indication of how the Upgrader Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Calendar Year Total Return as of December 31
Bar Chart, Closing	rr_BarChartClosingTextBlock
Best and Worst Quarters
Best Quarter  Q3 2009 19.68%
Worst Quarter Q4 2008 -22.45%

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are calculated using the highest individual federal marginal income tax rates in effect and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns are not relevant if you hold your Fund shares through a tax-deferred account, such as a 401(k) plan or an individual retirement account ("IRA").
Performance Table, Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In certain cases, the "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. This will occur when a capital loss is realized upon the sale of Fund shares and provides an assumed tax benefit that increases the return.
Performance Table, Closing	rr_PerformanceTableClosingTextBlock
The "Return After Taxes on Distributions" shows the effect of taxable distributions (dividends and capital gains distributions), but assumes that you still hold Fund shares at the end of the period. The "Return After Taxes on
Distributions and Sale of Fund Shares" shows the effect of both taxable distributions and any taxable gain or loss that would be realized if a Fund's shares were sold at the end of the specified period. The after-tax returns are calculated using the highest individual federal marginal income tax rates in effect and do not reflect the impact of state and local taxes. In certain cases, the "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. This will occur when a capital loss is realized upon the sale of Fund shares and provides an assumed tax benefit that increases the return. Your actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns are not relevant if you hold your Fund shares through a tax-deferred account, such as a 401(k) plan or an individual retirement account ("IRA").

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns as of December 31, 2011
FundX Upgrader Fund (Prospectus Summary) | FundX Upgrader Fund | S&P 500 ® Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.11%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.25%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.92%
FundX Upgrader Fund (Prospectus Summary) | FundX Upgrader Fund | MSCI AC World Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	MSCI AC World Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(7.35%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(1.93%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.24%
FundX Upgrader Fund (Prospectus Summary) | FundX Upgrader Fund | Investor Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Redemption Fee (as a percentage of amount redeemed within 30 days of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fee	rr_ManagementFeesOverAssets	1.00%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.23%
Acquired Fund (Underlying Fund) Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.60%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.83%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	186
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	578
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	995
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,158
Annual Return 2002	rr_AnnualReturn2002	(15.07%)
Annual Return 2003	rr_AnnualReturn2003	33.13%
Annual Return 2004	rr_AnnualReturn2004	13.21%
Annual Return 2005	rr_AnnualReturn2005	14.14%
Annual Return 2006	rr_AnnualReturn2006	20.80%
Annual Return 2007	rr_AnnualReturn2007	15.06%
Annual Return 2008	rr_AnnualReturn2008	(42.37%)
Annual Return 2009	rr_AnnualReturn2009	23.29%
Annual Return 2010	rr_AnnualReturn2010	12.20%
Annual Return 2011	rr_AnnualReturn2011	(4.66%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.68%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.45%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(4.66%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(2.64%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.44%
FundX Upgrader Fund (Prospectus Summary) | FundX Upgrader Fund | Investor Class | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(4.67%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(3.35%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.87%
FundX Upgrader Fund (Prospectus Summary) | FundX Upgrader Fund | Investor Class | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(3.01%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(2.34%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.75%

[1]	The Total Annual Fund Operating Expenses for the Fund do not correlate to the Ratio of Expenses to Average Net Assets provided in the Financial Highlights section of the statutory prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

FundX Flexible Income Fund (Prospectus Summary) | FundX Flexible Income Fund
FundX Flexible Income Fund
Investment Objective
The FundX Flexible Income Fund ("Flexible Income Fund") seeks to generate total return, which is capital appreciation plus current income.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Flexible Income Fund.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	FundX Flexible Income Fund Investor Class
Redemption Fee (as a percentage of amount redeemed within 30 days of purchase)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		FundX Flexible Income Fund Investor Class
Management Fee		0.70%
Distribution (Rule 12b-1) Fees		none
Other Expenses		0.22%
Acquired Fund (Underlying Fund) Fees and Expenses	[1]	0.66%
Total Annual Fund Operating Expenses		1.58%
[1]	The Total Annual Fund Operating Expenses for the Fund do not correlate to the Ratio of Expenses to Average Net Assets provided in the Financial Highlights section of the statutory prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

Example
This Example is intended to help you compare the cost of investing in the

Flexible Income Fund with the cost of investing in other mutual funds. The

Example assumes that you invest $10,000 in the Flexible Income Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Flexible Income Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
FundX Flexible Income Fund Investor Class	161	501	865	1,888

Portfolio Turnover
As a fund-of funds, the Flexible Income Fund does not typically pay transaction costs, such as commissions, when it buys and sells securities (or "turns over"

its portfolio), except with respect to any purchases or sales of ETFs. If transaction costs are involved, a higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Flexible Income

Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Flexible Income

Fund's performance. During the most recent fiscal year, the Flexible Income

Fund's portfolio turnover rate was 141% of the average value of its portfolio.

Principal Investment Strategies
The Flexible Income Fund is a fund-of-funds and as such seeks to achieve its investment objective by investing primarily in no-load and load-waived mutual funds, including exchange-traded funds ("Underlying Funds"). Some Underlying

Funds primarily invest in particular types of securities (e.g., equity or fixed-income securities of various credit qualities, including high-yield securities or "junk bonds"), while some concentrate in certain industries or sectors, and others invest in a variety of securities. The Flexible Income Fund may purchase, without limit, shares of international and global Underlying

Funds, which may also include Underlying Funds that invest in securities of companies located in emerging markets.

In managing the Fund, the Advisor uses a proprietary

Upgrading investment strategy to select Underlying Funds

and to manage the portfolio consistent with the Fund's

investment objective. Using this strategy, the Advisor           Upgrading

classifies Underlying Funds according to their risk and      When a fund begins

performance characteristics. Four different classes of       to lag its peers,

Underlying Funds are categorized according to this system,   the Advisor redeems

ranging from Speculative Underlying Funds, which are the     the shares and

most aggressive funds with the highest risk but also the     directs the proceeds

highest reward potential, to Bond Underlying Funds, which    to a better

have the lowest risk but also the lowest reward potential.   performing

See "More about the Funds' Investment Objectives,            alternative.

Strategies and Risks-The Advisor's Classification Process

of the Underlying Funds" for more information on this

system.

Under normal market conditions, the Fund will typically invest exclusively in

Total Return and Bond Underlying Funds. These Underlying Funds may include a wide variety of investment strategies, typically possessing elements of both income and capital preservation with significant emphasis on fixed income securities of varying maturities and credit qualities. As part of the Upgrading strategy, the Advisor sells an Underlying Fund when the Advisor believes that the Underlying Fund is performing out of synch with current market leadership or if a new Underlying Fund is judged more attractive than a current holding.

For temporary defensive purposes under abnormal market or economic conditions,

the Fund may hold all or a portfolio of its assets in money market instruments,

money market funds or U.S. government repurchase agreements. To the extent the

Fund is invested in such defensive investment, the Fund may not achieve its investment objective.

Principal Risks
An investment in the Flexible Income Fund entails risk. The Flexible Income Fund cannot guarantee that it will meet its investment objective. Since the price of the Underlying Funds that the Flexible Income Fund holds may fluctuate, the value of your investment may fluctuate and you could lose all or a portion of your investment in the Flexible Income Fund. The following risks could affect the value of your investment:

  o  General Market Risk - General market risk is the risk that the value of a

     Fund's shares will fluctuate based on the performance of the securities held by the Underlying Funds it owns. These fluctuations may cause a security to be worth less than its cost when originally purchased or less than it was worth at an earlier time.

  o  Management Risk - Management risk describes the Flexible Income Fund's ability to meet its investment objective based on the Advisor's success or failure to implement investment strategies for the Flexible Income Fund.

  o  Foreign Securities Risk - The Underlying Funds held by the Flexible Income

     Fund may have significant investments in foreign securities. Foreign securities risk entails risk relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices.

  o  Emerging Markets Risk - In addition to the foreign securities risks mentioned above, emerging markets are generally more volatile and less liquid.

  o  Non-Diversification Risk - While the Flexible Income Fund is diversified, the

     Underlying Funds may invest in a limited number of issuers and therefore may be considered non-diversified.

  o  Derivative Risk - Some Underlying Funds may use derivative instruments which derive their value from the value of an underlying asset, currency or index. The value of derivatives may rise or fall more rapidly than other investments and it is possible to lose more than the initial amount invested.

  o  Leverage Risk - Some Underlying Funds may borrow money for leveraging and will incur interest expense.

  o  Interest Rate and Credit Risk - Interest rates may rise resulting in a decrease in the value of the securities held by the Underlying Funds or may fall resulting in an increase in the value of such securities.

  o  High-Yield Securities (Junk Bond) Risk - The value of fixed-income securities held by the Underlying Funds that are rated below investment grade are subject to additional risk factors such as increased possibility of default,

     illiquidity of the security and changes in value based on public perception of the issuer.

  o  ETF Trading Risk - Because the Flexible Income Fund invests in ETFs, it is subject to additional risks that do not apply to conventional mutual funds,

     including the risks that the market price of an ETF's shares may trade at a discount to its net asset value ("NAV"), an active secondary trading market may not develop or be maintained, or trading may be halted by the exchange in which the ETFs trade, which may impact a Fund's ability to sell its shares of an ETF.

  o  Portfolio Turnover Risk - To the extent the Flexible Income Fund invests in

     ETFs, it may be subject to the risks of having a high portfolio turnover rate. High portfolio turnover involves correspondingly greater expenses to a

     Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities.

  o  Upgrading Strategy Risk - The Flexible Income Fund employs an Upgrading strategy whereby it continually seeks to invest in the top-performing securities at a given time. When investment decisions are based on near-term performance, however, the Flexible Income Fund may be exposed to the risk of buying Underlying Funds immediately following a sudden, brief surge in performance that may be followed by a subsequent drop in market value.

  o  Underlying Funds Risk - The risks associated with the Flexible Income Fund include the risks related to each Underlying Fund in which the Flexible

     Income Fund invests. Although the Flexible Income Fund seeks to reduce the risk of your investment by diversifying among mutual funds and ETFs that invest in stocks and, in some cases, bonds, there are inherent risks of investing in various asset classes.

Performance
The following performance information provides some indication of the risks of investing in the Flexible Income Fund. The bar chart below illustrates how the Flexible Income Fund's total returns have varied from year to year. The table below illustrates how the Flexible Income Fund's average annual total returns for the 1-year, 5-year and Since Inception periods compare with a domestic broad-based market index. The Flexible Income Fund's performance,

before and after taxes is not necessarily an indication of how the Flexible

Income Fund will perform in the future. Updated performance is available on the

Flexible Income Fund's website at www.upgraderfunds.com.

Calendar Year Total Return as of December 31

Best and Worst Quarters

Best Quarter  Q4 2003 6.30%

Worst Quarter Q3 2011 -3.85%

Average Annual Total Returns as of December 31, 2011
Average Annual Total Returns FundX Flexible Income Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Investor Class	Return Before Taxes	1.09%	4.43%	5.80%	Jul 1, 2002
Investor Class After Taxes on Distributions	Return After Taxes on Distributions	(0.49%)	3.17%	4.68%	Jul 1, 2002
Investor Class After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	0.93%	3.10%	4.40%	Jul 1, 2002
Barclays Capital Aggregate Bond Index	Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	7.84%	6.50%	5.67%	Jul 1, 2002

The "Return After Taxes on Distributions" shows the effect of taxable distributions (dividends and capital gains distributions), but assumes that you still hold Fund shares at the end of the period. The "Return After Taxes on

Distributions and Sale of Fund Shares" shows the effect of both taxable distributions and any taxable gain or loss that would be realized if a Fund's shares were sold at the end of the specified period. The after-tax returns are calculated using the highest individual federal marginal income tax rates in effect and do not reflect the impact of state and local taxes. In certain cases,

the "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. This will occur when a capital loss is realized upon the sale of Fund shares and provides an assumed tax benefit that increases the return. Your actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns are not relevant if you hold your Fund shares through a tax-deferred account, such as a 401(k) plan or an IRA.

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Jan 31, 2012
FundX Flexible Income Fund (Prospectus Summary) | FundX Flexible Income Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	FundX Flexible Income Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The FundX Flexible Income Fund ("Flexible Income Fund") seeks to generate total return, which is capital appreciation plus current income.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Flexible Income Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
As a fund-of funds, the Flexible Income Fund does not typically pay transaction costs, such as commissions, when it buys and sells securities (or "turns over"
its portfolio), except with respect to any purchases or sales of ETFs. If transaction costs are involved, a higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Flexible Income
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Flexible Income
Fund's performance. During the most recent fiscal year, the Flexible Income
Fund's portfolio turnover rate was 141% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	141.00%
Expenses, Not Correlated to Ratio Due to Acquired Fund Fees	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses for the Fund do not correlate to the Ratio of Expenses to Average Net Assets provided in the Financial Highlights section of the statutory prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the
Flexible Income Fund with the cost of investing in other mutual funds. The
Example assumes that you invest $10,000 in the Flexible Income Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Flexible Income Fund's operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Flexible Income Fund is a fund-of-funds and as such seeks to achieve its investment objective by investing primarily in no-load and load-waived mutual funds, including exchange-traded funds ("Underlying Funds"). Some Underlying
Funds primarily invest in particular types of securities (e.g., equity or fixed-income securities of various credit qualities, including high-yield securities or "junk bonds"), while some concentrate in certain industries or sectors, and others invest in a variety of securities. The Flexible Income Fund may purchase, without limit, shares of international and global Underlying
Funds, which may also include Underlying Funds that invest in securities of companies located in emerging markets.

In managing the Fund, the Advisor uses a proprietary
Upgrading investment strategy to select Underlying Funds
and to manage the portfolio consistent with the Fund's
investment objective. Using this strategy, the Advisor           Upgrading
classifies Underlying Funds according to their risk and      When a fund begins
performance characteristics. Four different classes of       to lag its peers,
Underlying Funds are categorized according to this system,   the Advisor redeems
ranging from Speculative Underlying Funds, which are the     the shares and
most aggressive funds with the highest risk but also the     directs the proceeds
highest reward potential, to Bond Underlying Funds, which    to a better
have the lowest risk but also the lowest reward potential.   performing
See "More about the Funds' Investment Objectives,            alternative.
Strategies and Risks-The Advisor's Classification Process
of the Underlying Funds" for more information on this
system.

Under normal market conditions, the Fund will typically invest exclusively in
Total Return and Bond Underlying Funds. These Underlying Funds may include a wide variety of investment strategies, typically possessing elements of both income and capital preservation with significant emphasis on fixed income securities of varying maturities and credit qualities. As part of the Upgrading strategy, the Advisor sells an Underlying Fund when the Advisor believes that the Underlying Fund is performing out of synch with current market leadership or if a new Underlying Fund is judged more attractive than a current holding.

For temporary defensive purposes under abnormal market or economic conditions, the Fund may hold all or a portfolio of its assets in money market instruments, money market funds or U.S. government repurchase agreements. To the extent the
Fund is invested in such defensive investment, the Fund may not achieve its investment objective.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
An investment in the Flexible Income Fund entails risk. The Flexible Income Fund cannot guarantee that it will meet its investment objective. Since the price of the Underlying Funds that the Flexible Income Fund holds may fluctuate, the value of your investment may fluctuate and you could lose all or a portion of your investment in the Flexible Income Fund. The following risks could affect the value of your investment:

  o  General Market Risk - General market risk is the risk that the value of a
     Fund's shares will fluctuate based on the performance of the securities held by the Underlying Funds it owns. These fluctuations may cause a security to be worth less than its cost when originally purchased or less than it was worth at an earlier time.

  o  Management Risk - Management risk describes the Flexible Income Fund's ability to meet its investment objective based on the Advisor's success or failure to implement investment strategies for the Flexible Income Fund.

  o  Foreign Securities Risk - The Underlying Funds held by the Flexible Income
     Fund may have significant investments in foreign securities. Foreign securities risk entails risk relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices.

  o  Emerging Markets Risk - In addition to the foreign securities risks mentioned above, emerging markets are generally more volatile and less liquid.

  o  Non-Diversification Risk - While the Flexible Income Fund is diversified, the
     Underlying Funds may invest in a limited number of issuers and therefore may be considered non-diversified.

  o  Derivative Risk - Some Underlying Funds may use derivative instruments which derive their value from the value of an underlying asset, currency or index. The value of derivatives may rise or fall more rapidly than other investments and it is possible to lose more than the initial amount invested.

  o  Leverage Risk - Some Underlying Funds may borrow money for leveraging and will incur interest expense.

  o  Interest Rate and Credit Risk - Interest rates may rise resulting in a decrease in the value of the securities held by the Underlying Funds or may fall resulting in an increase in the value of such securities.

  o  High-Yield Securities (Junk Bond) Risk - The value of fixed-income securities held by the Underlying Funds that are rated below investment grade are subject to additional risk factors such as increased possibility of default, illiquidity of the security and changes in value based on public perception of the issuer.

  o  ETF Trading Risk - Because the Flexible Income Fund invests in ETFs, it is subject to additional risks that do not apply to conventional mutual funds, including the risks that the market price of an ETF's shares may trade at a discount to its net asset value ("NAV"), an active secondary trading market may not develop or be maintained, or trading may be halted by the exchange in which the ETFs trade, which may impact a Fund's ability to sell its shares of an ETF.

  o  Portfolio Turnover Risk - To the extent the Flexible Income Fund invests in
     ETFs, it may be subject to the risks of having a high portfolio turnover rate. High portfolio turnover involves correspondingly greater expenses to a
     Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities.

  o  Upgrading Strategy Risk - The Flexible Income Fund employs an Upgrading strategy whereby it continually seeks to invest in the top-performing securities at a given time. When investment decisions are based on near-term performance, however, the Flexible Income Fund may be exposed to the risk of buying Underlying Funds immediately following a sudden, brief surge in performance that may be followed by a subsequent drop in market value.

  o  Underlying Funds Risk - The risks associated with the Flexible Income Fund include the risks related to each Underlying Fund in which the Flexible
     Income Fund invests. Although the Flexible Income Fund seeks to reduce the risk of your investment by diversifying among mutual funds and ETFs that invest in stocks and, in some cases, bonds, there are inherent risks of investing in various asset classes.

Risk, Lose Money	rr_RiskLoseMoney	Since the price of the Underlying Funds that the Flexible Income Fund holds may fluctuate, the value of your investment may fluctuate and you could lose all or a portion of your investment in the Flexible Income Fund.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	While the Flexible Income Fund is diversified, the Underlying Funds may invest in a limited number of issuers and therefore may be considered non-diversified.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following performance information provides some indication of the risks of investing in the Flexible Income Fund. The bar chart below illustrates how the Flexible Income Fund's total returns have varied from year to year. The table below illustrates how the Flexible Income Fund's average annual total returns for the 1-year, 5-year and Since Inception periods compare with a domestic broad-based market index. The Flexible Income Fund's performance, before and after taxes is not necessarily an indication of how the Flexible
Income Fund will perform in the future. Updated performance is available on the
Flexible Income Fund's website at www.upgraderfunds.com.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information provides some indication of the risks of investing in the Flexible Income Fund.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.upgraderfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Flexible Income Fund's performance, before and after taxes is not necessarily an indication of how the Flexible Income Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Calendar Year Total Return as of December 31
Bar Chart, Closing	rr_BarChartClosingTextBlock
Best and Worst Quarters
Best Quarter  Q4 2003 6.30%
Worst Quarter Q3 2011 -3.85%

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are calculated using the highest individual federal marginal income tax rates in effect and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns are not relevant if you hold your Fund shares through a tax-deferred account, such as a 401(k) plan or an IRA.
Performance Table, Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In certain cases, the "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. This will occur when a capital loss is realized upon the sale of Fund shares and provides an assumed tax benefit that increases the return.
Performance Table, Closing	rr_PerformanceTableClosingTextBlock
The "Return After Taxes on Distributions" shows the effect of taxable distributions (dividends and capital gains distributions), but assumes that you still hold Fund shares at the end of the period. The "Return After Taxes on
Distributions and Sale of Fund Shares" shows the effect of both taxable distributions and any taxable gain or loss that would be realized if a Fund's shares were sold at the end of the specified period. The after-tax returns are calculated using the highest individual federal marginal income tax rates in effect and do not reflect the impact of state and local taxes. In certain cases, the "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. This will occur when a capital loss is realized upon the sale of Fund shares and provides an assumed tax benefit that increases the return. Your actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns are not relevant if you hold your Fund shares through a tax-deferred account, such as a 401(k) plan or an IRA.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns as of December 31, 2011
FundX Flexible Income Fund (Prospectus Summary) | FundX Flexible Income Fund | Barclays Capital Aggregate Bond Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.84%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	6.50%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.67%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 1, 2002
FundX Flexible Income Fund (Prospectus Summary) | FundX Flexible Income Fund | Investor Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Redemption Fee (as a percentage of amount redeemed within 30 days of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fee	rr_ManagementFeesOverAssets	0.70%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.22%
Acquired Fund (Underlying Fund) Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.66%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.58%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	161
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	501
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	865
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,888
Annual Return 2003	rr_AnnualReturn2003	15.78%
Annual Return 2004	rr_AnnualReturn2004	4.93%
Annual Return 2005	rr_AnnualReturn2005	1.99%
Annual Return 2006	rr_AnnualReturn2006	8.56%
Annual Return 2007	rr_AnnualReturn2007	4.99%
Annual Return 2008	rr_AnnualReturn2008	(0.23%)
Annual Return 2009	rr_AnnualReturn2009	9.06%
Annual Return 2010	rr_AnnualReturn2010	7.54%
Annual Return 2011	rr_AnnualReturn2011	1.09%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.30%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.85%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	1.09%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.43%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.80%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 1, 2002
FundX Flexible Income Fund (Prospectus Summary) | FundX Flexible Income Fund | Investor Class | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(0.49%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.17%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.68%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 1, 2002
FundX Flexible Income Fund (Prospectus Summary) | FundX Flexible Income Fund | Investor Class | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.93%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.10%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.40%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 1, 2002

[1]	The Total Annual Fund Operating Expenses for the Fund do not correlate to the Ratio of Expenses to Average Net Assets provided in the Financial Highlights section of the statutory prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

FundX Conservative Upgrader Fund (Prospectus Summary) | FundX Conservative Upgrader Fund
FundX Conservative Upgrader Fund
Investment Objective
The FundX Conservative Upgrader Fund ("Conservative Fund") seeks to obtain capital appreciation over the long term while at times providing a low level of current income to reduce portfolio volatility.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Conservative Fund.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	FundX Conservative Upgrader Fund Investor Class
Redemption Fee (as a percentage of amount redeemed within 30 days of purchase)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		FundX Conservative Upgrader Fund Investor Class
Management Fee		1.00%
Distribution (Rule 12b-1) Fees		none
Other Expenses		0.31%
Acquired Fund (Underlying Fund) Fees and Expenses	[1]	0.66%
Total Annual Fund Operating Expenses		1.97%
[1]	The Total Annual Fund Operating Expenses for the Fund do not correlate to the Ratio of Expenses to Average Net Assets provided in the Financial Highlights section of the statutory prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

Example
This Example is intended to help you compare the cost of investing in the

Conservative Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Conservative Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The

Example also assumes that your investment has a 5% return each year and that the

Conservative Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
FundX Conservative Upgrader Fund Investor Class	200	620	1,067	2,305

Portfolio Turnover
As a fund-of-funds, the Conservative Fund does not typically pay transaction costs, such as commissions, when it buys and sells securities (or "turns over"

its portfolio), except with respect to any purchases or sales of ETFs. If transaction costs are involved, a higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Conservative Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Conservative Fund's performance. During the most recent fiscal year, the Conservative Fund's portfolio turnover rate was 165% of the average value of its portfolio.

Principal Investment Strategies
The Conservative Fund is a fund-of-funds and as such seeks to achieve its investment objective by investing primarily in no-load and load-waived mutual funds, including exchange-traded funds ("Underlying Funds"). Some Underlying

Funds primarily invest in particular types of securities (e.g., equity or fixed-income securities of various credit qualities, including high-yield securities or "junk bonds"), while some concentrate in certain industries or sectors, and others invest in a variety of securities. The Conservative Fund may also purchase, without limit, shares of international and global Underlying

Funds. In addition, the Conservative Fund may invest up to 50% of its net assets in Underlying Funds that invest in securities of companies located in emerging markets.

In managing the Fund, the Advisor uses a

proprietary Upgrading investment strategy to

select Underlying Funds and to manage the

portfolio consistent with the Fund's investment            Upgrading

objective. Using this strategy, the Advisor              When a fund

classifies Underlying Funds according to their           begins to lag

risk and performance characteristics. Four               its peers, the

different classes of Underlying Funds are                Advisor redeems

categorized according to this system, ranging from       the shares and

Speculative Underlying Funds, which are the most         directs the

aggressive funds with the highest risk but also          proceeds to a

the highest reward potential, to Bond Underlying         better

Funds, which have the lowest risk but also the           performing

lowest reward potential. See "More about the             alternative.

Funds' Investment Objectives, Strategies and

Risks-The Advisor's Classification Process of the

Underlying Funds" for more information on this

system.

Under normal market conditions, the Fund will typically invest substantially in

Core Underlying Funds. Core Underlying Funds generally invest in a diversified portfolio of equity securities of well-established U.S. and foreign companies with a wide range of market capitalizations. Core Underlying Funds may also invest in fixed income securities. In addition, the Fund will generally have significant exposure to Total Return and Bond Underlying Funds. These Underlying

Funds may include a wide variety of investment strategies, typically possessing elements of both income and capital preservation with significant emphasis on fixed income securities of varying maturities and credit qualities. As part of the Upgrading strategy, the Advisor sells an Underlying Fund when the Advisor believes that the Underlying Fund is performing out of synch with current market leadership or if a new Underlying Fund is judged more attractive than a current holding.

For temporary defensive purposes under abnormal market or economic conditions,

the Fund may hold all or a portfolio of its assets in money market instruments,

money market funds or U.S. government repurchase agreements. To the extent the

Fund is invested in such defensive investment, the Fund may not achieve its investment objective.

Principal Risks
An investment in the Conservative Fund entails risk. The Conservative Fund cannot guarantee that it will meet its investment objective. Since the price of the Underlying Funds that the Conservative Fund holds may fluctuate, the value of your investment may fluctuate and you could lose all or a portion of your investment in the Conservative Fund. The following risks could affect the value of your investment:

  o  General Market Risk - General market risk is the risk that the value of a

     Fund's shares will fluctuate based on the performance of the securities held by the Underlying Funds it owns. These fluctuations may cause a security to be worth less than its cost when originally purchased or less than it was worth at an earlier time.

  o  Management Risk - Management risk describes the Conservative Fund's ability to meet its investment objective based on the Advisor's success or failure to implement investment strategies for the Conservative Fund.

  o  Foreign Securities Risk - The Underlying Funds held by the Conservative Fund may have significant investments in foreign securities. Foreign securities risk entails risk relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices.

  o  Emerging Markets Risk - In addition to the foreign securities risks mentioned above, emerging markets are generally more volatile and less liquid.

  o  Non-Diversification Risk - While the Conservative Fund is diversified, the

     Underlying Funds may invest in a limited number of issuers and therefore may be considered non-diversified.

  o  Derivative Risk - Some Underlying Funds may use derivative instruments which derive their value from the value of an underlying asset, currency or index. The value of derivatives may rise or fall more rapidly than other investments and it is possible to lose more than the initial amount invested.

  o  Leverage Risk - Some Underlying Funds may borrow money for leveraging and will incur interest expense.

  o  Small Company Risk - The Underlying Funds may invest in securities of small companies, which involves greater volatility than investing in larger and more established companies.

  o  Concentration and Sector Emphasis Risk - Because the Underlying Funds may

     hold a limited number of issuers, they may become concentrated in one or more sectors at any given time, subjecting the Conservative Fund to sector concentration risk.

  o  Interest Rate and Credit Risk - Interest rates may rise resulting in a decrease in the value of the securities held by the Underlying Funds or may fall resulting in an increase in the value of such securities.

  o  High-Yield Securities (Junk Bond) Risk - The value of fixed-income securities held by the Underlying Funds that are rated below investment grade are subject to additional risk factors such as increased possibility of default,

     illiquidity of the security and changes in value based on public perception of the issuer.

  o  ETF Trading Risk - Because the Conservative Fund invests in ETFs, it is subject to additional risks that do not apply to conventional mutual funds,

     including the risks that the market price of an ETF's shares may trade at a discount to its net asset value ("NAV"), an active secondary trading market may not develop or be maintained, or trading may be halted by the exchange in which the ETFs trade, which may impact a Fund's ability to sell its shares of an ETF.

  o  Portfolio Turnover Risk - To the extent the Conservative Fund invests in

     ETFs, it may be subject to the risks of having a high portfolio turnover rate. High portfolio turnover involves correspondingly greater expenses to a

     Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities.

  o  Upgrading Strategy Risk - The Conservative Fund employs an Upgrading strategy whereby it continually seeks to invest in the top-performing securities at a given time. When investment decisions are based on near-term performance,

     however, the Conservative Fund may be exposed to the risk of buying

     Underlying Funds immediately following a sudden, brief surge in performance that may be followed by a subsequent drop in market value.

  o  Underlying Funds Risk - The risks associated with the Conservative Fund include the risks related to each Underlying Fund in which the Conservative

     Fund invests. Although the Conservative Fund seeks to reduce the risk of your investment by diversifying among mutual funds and ETFs that invest in stocks and, in some cases, bonds, there are inherent risks of investing in various asset classes.

Performance
The following performance information provides some indication of the risks of investing in the Conservative Fund. The bar chart below illustrates how the Conservative Fund's total returns have varied from year to year. The table below illustrates how the Conservative Fund's average annual total returns for the 1-year, 5-year and Since Inception periods compare with a domestic broad-based market index and secondary index provided to offer a broader market perspective. The Conservative Fund's performance, before and after taxes is not necessarily an indication of how the Conservative Fund will perform in the future. Updated performance is available on the Conservative Fund's website

www.upgraderfunds.com.

Calendar Year Total Return as of December 31

Best and Worst Quarters

Best Quarter  Q2 2003 15.52%

Worst Quarter Q4 2008 -12.91%

Average Annual Total Returns as of December 31, 2011
Average Annual Total Returns FundX Conservative Upgrader Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Investor Class	Return Before Taxes	(1.98%)	0.52%	5.83%	Jul 1, 2002
Investor Class After Taxes on Distributions	Return After Taxes on Distributions	(2.36%)	(0.21%)	5.16%	Jul 1, 2002
Investor Class After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	(1.20%)	0.27%	4.89%	Jul 1, 2002
S&P 500 ® Index	S&P 500® Index (reflects no deduction for fees, expenses or taxes)	2.11%	(0.25%)	4.86%	Jul 1, 2002
MSCI AC World Index	MSCI AC World Index (reflects no deduction for fees, expenses or taxes)	(7.35%)	(1.93%)	5.56%	Jul 1, 2002

The "Return After Taxes on Distributions" shows the effect of taxable distributions (dividends and capital gains distributions), but assumes that you still hold Fund shares at the end of the period. The "Return After Taxes on

Distributions and Sale of Fund Shares" shows the effect of both taxable distributions and any taxable gain or loss that would be realized if a Fund's shares were sold at the end of the specified period. The after-tax returns are calculated using the highest individual federal marginal income tax rates in effect and do not reflect the impact of state and local taxes. In certain cases,

the "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. This will occur when a capital loss is realized upon the sale of Fund shares and provides an assumed tax benefit that increases the return. Your actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns are not relevant if you hold your Fund shares through a tax-deferred account, such as a 401(k) plan or an IRA.

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Jan 31, 2012
FundX Conservative Upgrader Fund (Prospectus Summary) | FundX Conservative Upgrader Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	FundX Conservative Upgrader Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The FundX Conservative Upgrader Fund ("Conservative Fund") seeks to obtain capital appreciation over the long term while at times providing a low level of current income to reduce portfolio volatility.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Conservative Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
As a fund-of-funds, the Conservative Fund does not typically pay transaction costs, such as commissions, when it buys and sells securities (or "turns over"
its portfolio), except with respect to any purchases or sales of ETFs. If transaction costs are involved, a higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Conservative Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Conservative Fund's performance. During the most recent fiscal year, the Conservative Fund's portfolio turnover rate was 165% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	165.00%
Expenses, Not Correlated to Ratio Due to Acquired Fund Fees	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses for the Fund do not correlate to the Ratio of Expenses to Average Net Assets provided in the Financial Highlights section of the statutory prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the
Conservative Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Conservative Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Conservative Fund's operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Conservative Fund is a fund-of-funds and as such seeks to achieve its investment objective by investing primarily in no-load and load-waived mutual funds, including exchange-traded funds ("Underlying Funds"). Some Underlying
Funds primarily invest in particular types of securities (e.g., equity or fixed-income securities of various credit qualities, including high-yield securities or "junk bonds"), while some concentrate in certain industries or sectors, and others invest in a variety of securities. The Conservative Fund may also purchase, without limit, shares of international and global Underlying
Funds. In addition, the Conservative Fund may invest up to 50% of its net assets in Underlying Funds that invest in securities of companies located in emerging markets.

In managing the Fund, the Advisor uses a
proprietary Upgrading investment strategy to
select Underlying Funds and to manage the
portfolio consistent with the Fund's investment            Upgrading
objective. Using this strategy, the Advisor              When a fund
classifies Underlying Funds according to their           begins to lag
risk and performance characteristics. Four               its peers, the
different classes of Underlying Funds are                Advisor redeems
categorized according to this system, ranging from       the shares and
Speculative Underlying Funds, which are the most         directs the
aggressive funds with the highest risk but also          proceeds to a
the highest reward potential, to Bond Underlying         better
Funds, which have the lowest risk but also the           performing
lowest reward potential. See "More about the             alternative.
Funds' Investment Objectives, Strategies and
Risks-The Advisor's Classification Process of the
Underlying Funds" for more information on this
system.

Under normal market conditions, the Fund will typically invest substantially in
Core Underlying Funds. Core Underlying Funds generally invest in a diversified portfolio of equity securities of well-established U.S. and foreign companies with a wide range of market capitalizations. Core Underlying Funds may also invest in fixed income securities. In addition, the Fund will generally have significant exposure to Total Return and Bond Underlying Funds. These Underlying
Funds may include a wide variety of investment strategies, typically possessing elements of both income and capital preservation with significant emphasis on fixed income securities of varying maturities and credit qualities. As part of the Upgrading strategy, the Advisor sells an Underlying Fund when the Advisor believes that the Underlying Fund is performing out of synch with current market leadership or if a new Underlying Fund is judged more attractive than a current holding.

For temporary defensive purposes under abnormal market or economic conditions, the Fund may hold all or a portfolio of its assets in money market instruments, money market funds or U.S. government repurchase agreements. To the extent the
Fund is invested in such defensive investment, the Fund may not achieve its investment objective.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
An investment in the Conservative Fund entails risk. The Conservative Fund cannot guarantee that it will meet its investment objective. Since the price of the Underlying Funds that the Conservative Fund holds may fluctuate, the value of your investment may fluctuate and you could lose all or a portion of your investment in the Conservative Fund. The following risks could affect the value of your investment:

  o  General Market Risk - General market risk is the risk that the value of a
     Fund's shares will fluctuate based on the performance of the securities held by the Underlying Funds it owns. These fluctuations may cause a security to be worth less than its cost when originally purchased or less than it was worth at an earlier time.

  o  Management Risk - Management risk describes the Conservative Fund's ability to meet its investment objective based on the Advisor's success or failure to implement investment strategies for the Conservative Fund.

  o  Foreign Securities Risk - The Underlying Funds held by the Conservative Fund may have significant investments in foreign securities. Foreign securities risk entails risk relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices.

  o  Emerging Markets Risk - In addition to the foreign securities risks mentioned above, emerging markets are generally more volatile and less liquid.

  o  Non-Diversification Risk - While the Conservative Fund is diversified, the
     Underlying Funds may invest in a limited number of issuers and therefore may be considered non-diversified.

  o  Derivative Risk - Some Underlying Funds may use derivative instruments which derive their value from the value of an underlying asset, currency or index. The value of derivatives may rise or fall more rapidly than other investments and it is possible to lose more than the initial amount invested.

  o  Leverage Risk - Some Underlying Funds may borrow money for leveraging and will incur interest expense.

  o  Small Company Risk - The Underlying Funds may invest in securities of small companies, which involves greater volatility than investing in larger and more established companies.

  o  Concentration and Sector Emphasis Risk - Because the Underlying Funds may
     hold a limited number of issuers, they may become concentrated in one or more sectors at any given time, subjecting the Conservative Fund to sector concentration risk.

  o  Interest Rate and Credit Risk - Interest rates may rise resulting in a decrease in the value of the securities held by the Underlying Funds or may fall resulting in an increase in the value of such securities.

  o  High-Yield Securities (Junk Bond) Risk - The value of fixed-income securities held by the Underlying Funds that are rated below investment grade are subject to additional risk factors such as increased possibility of default, illiquidity of the security and changes in value based on public perception of the issuer.

  o  ETF Trading Risk - Because the Conservative Fund invests in ETFs, it is subject to additional risks that do not apply to conventional mutual funds, including the risks that the market price of an ETF's shares may trade at a discount to its net asset value ("NAV"), an active secondary trading market may not develop or be maintained, or trading may be halted by the exchange in which the ETFs trade, which may impact a Fund's ability to sell its shares of an ETF.

  o  Portfolio Turnover Risk - To the extent the Conservative Fund invests in
     ETFs, it may be subject to the risks of having a high portfolio turnover rate. High portfolio turnover involves correspondingly greater expenses to a
     Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities.

  o  Upgrading Strategy Risk - The Conservative Fund employs an Upgrading strategy whereby it continually seeks to invest in the top-performing securities at a given time. When investment decisions are based on near-term performance, however, the Conservative Fund may be exposed to the risk of buying
     Underlying Funds immediately following a sudden, brief surge in performance that may be followed by a subsequent drop in market value.

  o  Underlying Funds Risk - The risks associated with the Conservative Fund include the risks related to each Underlying Fund in which the Conservative
     Fund invests. Although the Conservative Fund seeks to reduce the risk of your investment by diversifying among mutual funds and ETFs that invest in stocks and, in some cases, bonds, there are inherent risks of investing in various asset classes.

Risk, Lose Money	rr_RiskLoseMoney	Since the price of the Underlying Funds that the Conservative Fund holds may fluctuate, the value of your investment may fluctuate and you could lose all or a portion of your investment in the Conservative Fund.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	While the Conservative Fund is diversified, the Underlying Funds may invest in a limited number of issuers and therefore may be considered non-diversified.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following performance information provides some indication of the risks of investing in the Conservative Fund. The bar chart below illustrates how the Conservative Fund's total returns have varied from year to year. The table below illustrates how the Conservative Fund's average annual total returns for the 1-year, 5-year and Since Inception periods compare with a domestic broad-based market index and secondary index provided to offer a broader market perspective. The Conservative Fund's performance, before and after taxes is not necessarily an indication of how the Conservative Fund will perform in the future. Updated performance is available on the Conservative Fund's website
www.upgraderfunds.com.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information provides some indication of the risks of investing in the Conservative Fund.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.upgraderfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Conservative Fund's performance, before and after taxes is not necessarily an indication of how the Conservative Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Calendar Year Total Return as of December 31
Bar Chart, Closing	rr_BarChartClosingTextBlock
Best and Worst Quarters
Best Quarter  Q2 2003 15.52%
Worst Quarter Q4 2008 -12.91%

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are calculated using the highest individual federal marginal income tax rates in effect and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns are not relevant if you hold your Fund shares through a tax-deferred account, such as a 401(k) plan or an IRA.
Performance Table, Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In certain cases, the "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. This will occur when a capital loss is realized upon the sale of Fund shares and provides an assumed tax benefit that increases the return.
Performance Table, Closing	rr_PerformanceTableClosingTextBlock
The "Return After Taxes on Distributions" shows the effect of taxable distributions (dividends and capital gains distributions), but assumes that you still hold Fund shares at the end of the period. The "Return After Taxes on
Distributions and Sale of Fund Shares" shows the effect of both taxable distributions and any taxable gain or loss that would be realized if a Fund's shares were sold at the end of the specified period. The after-tax returns are calculated using the highest individual federal marginal income tax rates in effect and do not reflect the impact of state and local taxes. In certain cases, the "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. This will occur when a capital loss is realized upon the sale of Fund shares and provides an assumed tax benefit that increases the return. Your actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns are not relevant if you hold your Fund shares through a tax-deferred account, such as a 401(k) plan or an IRA.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns as of December 31, 2011
FundX Conservative Upgrader Fund (Prospectus Summary) | FundX Conservative Upgrader Fund | S&P 500 ® Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.11%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.25%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.86%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 1, 2002
FundX Conservative Upgrader Fund (Prospectus Summary) | FundX Conservative Upgrader Fund | MSCI AC World Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	MSCI AC World Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(7.35%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(1.93%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.56%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 1, 2002
FundX Conservative Upgrader Fund (Prospectus Summary) | FundX Conservative Upgrader Fund | Investor Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Redemption Fee (as a percentage of amount redeemed within 30 days of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fee	rr_ManagementFeesOverAssets	1.00%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.31%
Acquired Fund (Underlying Fund) Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.66%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.97%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	200
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	620
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,067
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,305
Annual Return 2003	rr_AnnualReturn2003	29.07%
Annual Return 2004	rr_AnnualReturn2004	12.85%
Annual Return 2005	rr_AnnualReturn2005	7.83%
Annual Return 2006	rr_AnnualReturn2006	17.72%
Annual Return 2007	rr_AnnualReturn2007	7.37%
Annual Return 2008	rr_AnnualReturn2008	(26.61%)
Annual Return 2009	rr_AnnualReturn2009	19.81%
Annual Return 2010	rr_AnnualReturn2010	10.91%
Annual Return 2011	rr_AnnualReturn2011	(1.98%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.52%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(12.91%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(1.98%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.52%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.83%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 1, 2002
FundX Conservative Upgrader Fund (Prospectus Summary) | FundX Conservative Upgrader Fund | Investor Class | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(2.36%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.21%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.16%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 1, 2002
FundX Conservative Upgrader Fund (Prospectus Summary) | FundX Conservative Upgrader Fund | Investor Class | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(1.20%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.27%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.89%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 1, 2002

[1]	The Total Annual Fund Operating Expenses for the Fund do not correlate to the Ratio of Expenses to Average Net Assets provided in the Financial Highlights section of the statutory prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

FundX Aggressive Upgrader Fund (Prospectus Summary) | FundX Aggressive Upgrader Fund
FundX Aggressive Upgrader Fund
Investment Objective
The FundX Aggressive Upgrader Fund ("Aggressive Fund") seeks to maximize capital appreciation over the long term without regard to income.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Aggressive Fund.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	FundX Aggressive Upgrader Fund Investor Class
Redemption Fee (as a percentage of amount redeemed within 30 days of purchase)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		FundX Aggressive Upgrader Fund Investor Class
Management Fee		1.00%
Distribution (Rule 12b-1) Fees		none
Other Expenses		0.30%
Acquired Fund (Underlying Fund) Fees and Expenses	[1]	0.56%
Total Annual Fund Operating Expenses		1.86%
[1]	The Total Annual Fund Operating Expenses for the Fund do not correlate to the Ratio of Expenses to Average Net Assets provided in the Financial Highlights section of the statutory prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

Example
This Example is intended to help you compare the cost of investing in the

Aggressive Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Aggressive Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The

Example also assumes that your investment has a 5% return each year and that the

Aggressive Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
FundX Aggressive Upgrader Fund Investor Class	189	587	1,010	2,190

Portfolio Turnover
As a fund-of-funds, the Aggressive Fund does not typically pay transaction costs, such as commissions, when it buys and sells securities (or "turns over"

its portfolio), except with respect to any purchases or sales of ETFs. If transaction costs are involved, a higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Aggressive Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Aggressive Fund's performance. During the most recent fiscal year, the Aggressive Fund's portfolio turnover rate was 153% of the average value of its portfolio.

Principal Investment Strategies
The Aggressive Fund is a fund-of-funds and as such seeks to achieve its investment objective by investing primarily in no-load and load-waived mutual funds, including exchange-traded funds ("Underlying Funds"). Some Underlying

Funds primarily invest in particular types of securities (e.g., equity or fixed-income securities of various credit qualities, including high-yield securities or "junk bonds"), while some concentrate in certain industries or sectors, and others invest in a variety of securities. In addition, some of the

Underlying Funds that the Aggressive Fund invests in may engage in short sale transactions. The Aggressive Fund may also purchase, without limit, shares of international and global Underlying Funds. In addition, the Aggressive Fund may invest up to 50% of its net assets in Underlying Funds that focus their investment in equity securities of companies located in emerging markets.

In managing the Fund, the Advisor uses a proprietary

Upgrading investment strategy to select Underlying Funds

and to manage the portfolio consistent with the Fund's          Upgrading

investment objective. Using this strategy, the Advisor      When a fund begins

classifies Underlying Funds according to their risk and     to lag its peers,

performance characteristics. Four different classes of      the Advisor redeems

Underlying Funds are categorized according to this          the shares and

system, ranging from Speculative Underlying Funds, which    directs the

are the most aggressive funds with the highest risk but     proceeds to a

also the highest reward potential, to Bond Underlying       better performing

Funds, which have the lowest risk but also the lowest       alternative.

reward potential. See "More about the Funds' Investment

Objectives, Strategies and Risks-The Advisor's

Classification Process of the Underlying Funds" for more

information on this system.

Under normal market conditions, the Fund will typically invest predominately

(and at times exclusively) in Speculative Underlying Funds. Speculative

Underlying Funds typically invest in small, mid-cap, new or unseasoned issuers and emerging market companies. Speculative Funds may make significant use of complex investment techniques, such as leverage, short sales and margin.

Speculative Funds may concentrate their holdings in a limited number of issuers.

Speculative Underlying Funds are considered aggressive investments and entail greater risks. As part of the Upgrading strategy, the Advisor sells an

Underlying Fund when the Advisor believes that the Underlying Fund is performing out of synch with current market leadership or if a new Underlying Fund is judged more attractive than a current holding.

For temporary defensive purposes under abnormal market or economic conditions,

the Fund may hold all or a portfolio of its assets in money market instruments,

money market funds or U.S. government repurchase agreements. To the extent the

Fund is invested in such defensive investment, the Fund may not achieve its investment objective.

Principal Risks
An investment in the Aggressive Fund entails risk. The Aggressive Fund cannot guarantee that it will meet its investment objective. Since the price of the

Underlying Funds that the Aggressive Fund holds may fluctuate, the value of your investment may fluctuate and you could lose all or a portion of your investment in the Aggressive Fund. The following risks could affect the value of your investment:

  o  General Market Risk - General market risk is the risk that the value of a

     Fund's shares will fluctuate based on the performance of the securities held by the Underlying Funds it owns. These fluctuations may cause a security to be worth less than its cost when originally purchased or less than it was worth at an earlier time.

  o  Management Risk - Management risk describes the Aggressive Fund's ability to meet its investment objective based on the Advisor's success or failure to implement investment strategies for the Aggressive Fund.

  o  Foreign Securities Risk - The Underlying Funds held by the Aggressive Fund may have significant investments in foreign securities. Foreign securities risk entails risk relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices.

  o  Emerging Markets Risk - In addition to the foreign securities risks mentioned above, emerging markets are generally more volatile and less liquid.

  o  Non-Diversification Risk - While the Aggressive Fund is diversified, the

     Underlying Funds may invest in a limited number of issuers and therefore may be considered non-diversified.

  o  Derivative Risk - Some Underlying Funds may use derivative instruments which derive their value from the value of an underlying asset, currency or index. The value of derivatives may rise or fall more rapidly than other investments and it is possible to lose more than the initial amount invested.

  o  Leverage Risk - Some Underlying Funds may borrow money for leveraging and will incur interest expense.

  o  Short Sales Risk -The Underlying Funds may engage in short sales which could cause an Underlying Fund's investment performance to suffer if it is required to close out a short position earlier than it had intended.

  o  Small Company Risk - The Underlying Funds may invest in securities of small companies, which involves greater volatility than investing in larger and more established companies.

  o  Concentration and Sector Emphasis Risk - Because the Underlying Funds may

     hold a limited number of issuers, they may become concentrated in one or more sectors at any given time, subjecting the Aggressive Fund to sector concentration risk.

  o  ETF Trading Risk - Because the Aggressive Fund invests in ETFs, it is subject to additional risks that do not apply to conventional mutual funds,

     including the risks that the market price of an ETF's shares may trade at a discount to its net asset value ("NAV"), an active secondary trading market may not develop or be maintained, or trading may be halted by the exchange in which the ETFs trade, which may impact a Fund's ability to sell its shares of an ETF.

  o  Portfolio Turnover Risk - To the extent the Aggressive Fund invests in ETFs,

     it may be subject to the risks of having a high portfolio turnover rate. High portfolio turnover involves correspondingly greater expenses to a Fund,

     including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities.

  o  Upgrading Strategy Risk - The Aggressive Fund employs an Upgrading strategy whereby it continually seeks to invest in the top-performing securities at a given time. When investment decisions are based on near-term performance,

     however, the Aggressive Fund may be exposed to the risk of buying Underlying

     Funds immediately following a sudden, brief surge in performance that may be followed by a subsequent drop in market value.

  o  Underlying Funds Risk - The risks associated with the Aggressive Fund include the risks related to each Underlying Fund in which the Aggressive Fund invests. Although the Aggressive Fund seeks to reduce the risk of your investment by diversifying among mutual funds and ETFs that invest in stocks and, in some cases, bonds, there are inherent risks of investing in various asset classes.

Performance
The following performance information provides some indication of the risks of investing in the Aggressive Fund. The bar chart below illustrates how the Aggressive Fund's total returns have varied from year to year. The table below illustrates how the Aggressive Fund's average annual total returns for the

1-year, 5-year and Since Inception periods compare with a domestic broad-based market index and secondary index provided to offer a broader market perspective. The Aggressive Fund's performance, before and after taxes is not necessarily an indication of how the Aggressive Fund will perform in the future. Updated performance is available on the Aggressive Fund's website

www.upgraderfunds.com.

Calendar Year Total Return as of December 31

Best and Worst Quarters

Best Quarter  Q2 2003 21.13%

Worst Quarter Q4 2008 -21.88%

Average Annual Total Returns as of December 31, 2011
Average Annual Total Returns FundX Aggressive Upgrader Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Investor Class	Return Before Taxes	(5.37%)	(2.52%)	6.26%	Jul 1, 2002
Investor Class After Taxes on Distributions	Return After Taxes on Distributions	(5.39%)	(3.11%)	5.79%	Jul 1, 2002
Investor Class After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	(3.47%)	(2.20%)	5.41%	Jul 1, 2002
S&P 500 ® Index	S&P 500® Index (reflects no deduction for fees, expenses or taxes)	2.11%	(0.25%)	4.86%	Jul 1, 2002
MSCI AC World Index	MSCI AC World Index (reflects no deduction for fees, expenses or taxes)	(7.35%)	(1.93%)	5.56%	Jul 1, 2002

The "Return After Taxes on Distributions" shows the effect of taxable distributions (dividends and capital gains distributions), but assumes that you still hold Fund shares at the end of the period. The "Return After Taxes on

Distributions and Sale of Fund Shares" shows the effect of both taxable distributions and any taxable gain or loss that would be realized if a Fund's shares were sold at the end of the specified period. The after-tax returns are calculated using the highest individual federal marginal income tax rates in effect and do not reflect the impact of state and local taxes. In certain cases,

the "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. This will occur when a capital loss is realized upon the sale of Fund shares and provides an assumed tax benefit that increases the return. Your actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns are not relevant if you hold your Fund shares through a tax-deferred account, such as a 401(k) plan or an IRA.

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Jan 31, 2012
FundX Aggressive Upgrader Fund (Prospectus Summary) | FundX Aggressive Upgrader Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	FundX Aggressive Upgrader Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The FundX Aggressive Upgrader Fund ("Aggressive Fund") seeks to maximize capital appreciation over the long term without regard to income.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Aggressive Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
As a fund-of-funds, the Aggressive Fund does not typically pay transaction costs, such as commissions, when it buys and sells securities (or "turns over"
its portfolio), except with respect to any purchases or sales of ETFs. If transaction costs are involved, a higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Aggressive Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Aggressive Fund's performance. During the most recent fiscal year, the Aggressive Fund's portfolio turnover rate was 153% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	153.00%
Expenses, Not Correlated to Ratio Due to Acquired Fund Fees	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses for the Fund do not correlate to the Ratio of Expenses to Average Net Assets provided in the Financial Highlights section of the statutory prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the
Aggressive Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Aggressive Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Aggressive Fund's operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Aggressive Fund is a fund-of-funds and as such seeks to achieve its investment objective by investing primarily in no-load and load-waived mutual funds, including exchange-traded funds ("Underlying Funds"). Some Underlying
Funds primarily invest in particular types of securities (e.g., equity or fixed-income securities of various credit qualities, including high-yield securities or "junk bonds"), while some concentrate in certain industries or sectors, and others invest in a variety of securities. In addition, some of the
Underlying Funds that the Aggressive Fund invests in may engage in short sale transactions. The Aggressive Fund may also purchase, without limit, shares of international and global Underlying Funds. In addition, the Aggressive Fund may invest up to 50% of its net assets in Underlying Funds that focus their investment in equity securities of companies located in emerging markets.

In managing the Fund, the Advisor uses a proprietary
Upgrading investment strategy to select Underlying Funds
and to manage the portfolio consistent with the Fund's          Upgrading
investment objective. Using this strategy, the Advisor      When a fund begins
classifies Underlying Funds according to their risk and     to lag its peers,
performance characteristics. Four different classes of      the Advisor redeems
Underlying Funds are categorized according to this          the shares and
system, ranging from Speculative Underlying Funds, which    directs the
are the most aggressive funds with the highest risk but     proceeds to a
also the highest reward potential, to Bond Underlying       better performing
Funds, which have the lowest risk but also the lowest       alternative.
reward potential. See "More about the Funds' Investment
Objectives, Strategies and Risks-The Advisor's
Classification Process of the Underlying Funds" for more
information on this system.

Under normal market conditions, the Fund will typically invest predominately
(and at times exclusively) in Speculative Underlying Funds. Speculative
Underlying Funds typically invest in small, mid-cap, new or unseasoned issuers and emerging market companies. Speculative Funds may make significant use of complex investment techniques, such as leverage, short sales and margin.
Speculative Funds may concentrate their holdings in a limited number of issuers.

Speculative Underlying Funds are considered aggressive investments and entail greater risks. As part of the Upgrading strategy, the Advisor sells an
Underlying Fund when the Advisor believes that the Underlying Fund is performing out of synch with current market leadership or if a new Underlying Fund is judged more attractive than a current holding.

For temporary defensive purposes under abnormal market or economic conditions, the Fund may hold all or a portfolio of its assets in money market instruments, money market funds or U.S. government repurchase agreements. To the extent the
Fund is invested in such defensive investment, the Fund may not achieve its investment objective.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
An investment in the Aggressive Fund entails risk. The Aggressive Fund cannot guarantee that it will meet its investment objective. Since the price of the
Underlying Funds that the Aggressive Fund holds may fluctuate, the value of your investment may fluctuate and you could lose all or a portion of your investment in the Aggressive Fund. The following risks could affect the value of your investment:

  o  General Market Risk - General market risk is the risk that the value of a
     Fund's shares will fluctuate based on the performance of the securities held by the Underlying Funds it owns. These fluctuations may cause a security to be worth less than its cost when originally purchased or less than it was worth at an earlier time.

  o  Management Risk - Management risk describes the Aggressive Fund's ability to meet its investment objective based on the Advisor's success or failure to implement investment strategies for the Aggressive Fund.

  o  Foreign Securities Risk - The Underlying Funds held by the Aggressive Fund may have significant investments in foreign securities. Foreign securities risk entails risk relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices.

  o  Emerging Markets Risk - In addition to the foreign securities risks mentioned above, emerging markets are generally more volatile and less liquid.

  o  Non-Diversification Risk - While the Aggressive Fund is diversified, the
     Underlying Funds may invest in a limited number of issuers and therefore may be considered non-diversified.

  o  Derivative Risk - Some Underlying Funds may use derivative instruments which derive their value from the value of an underlying asset, currency or index. The value of derivatives may rise or fall more rapidly than other investments and it is possible to lose more than the initial amount invested.

  o  Leverage Risk - Some Underlying Funds may borrow money for leveraging and will incur interest expense.

  o  Short Sales Risk -The Underlying Funds may engage in short sales which could cause an Underlying Fund's investment performance to suffer if it is required to close out a short position earlier than it had intended.

  o  Small Company Risk - The Underlying Funds may invest in securities of small companies, which involves greater volatility than investing in larger and more established companies.

  o  Concentration and Sector Emphasis Risk - Because the Underlying Funds may
     hold a limited number of issuers, they may become concentrated in one or more sectors at any given time, subjecting the Aggressive Fund to sector concentration risk.

  o  ETF Trading Risk - Because the Aggressive Fund invests in ETFs, it is subject to additional risks that do not apply to conventional mutual funds, including the risks that the market price of an ETF's shares may trade at a discount to its net asset value ("NAV"), an active secondary trading market may not develop or be maintained, or trading may be halted by the exchange in which the ETFs trade, which may impact a Fund's ability to sell its shares of an ETF.

  o  Portfolio Turnover Risk - To the extent the Aggressive Fund invests in ETFs, it may be subject to the risks of having a high portfolio turnover rate. High portfolio turnover involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities.

  o  Upgrading Strategy Risk - The Aggressive Fund employs an Upgrading strategy whereby it continually seeks to invest in the top-performing securities at a given time. When investment decisions are based on near-term performance, however, the Aggressive Fund may be exposed to the risk of buying Underlying
     Funds immediately following a sudden, brief surge in performance that may be followed by a subsequent drop in market value.

  o  Underlying Funds Risk - The risks associated with the Aggressive Fund include the risks related to each Underlying Fund in which the Aggressive Fund invests. Although the Aggressive Fund seeks to reduce the risk of your investment by diversifying among mutual funds and ETFs that invest in stocks and, in some cases, bonds, there are inherent risks of investing in various asset classes.

Risk, Lose Money	rr_RiskLoseMoney	Since the price of the Underlying Funds that the Aggressive Fund holds may fluctuate, the value of your investment may fluctuate and you could lose all or a portion of your investment in the Aggressive Fund.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	While the Aggressive Fund is diversified, the Underlying Funds may invest in a limited number of issuers and therefore may be considered non-diversified.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following performance information provides some indication of the risks of investing in the Aggressive Fund. The bar chart below illustrates how the Aggressive Fund's total returns have varied from year to year. The table below illustrates how the Aggressive Fund's average annual total returns for the
1-year, 5-year and Since Inception periods compare with a domestic broad-based market index and secondary index provided to offer a broader market perspective. The Aggressive Fund's performance, before and after taxes is not necessarily an indication of how the Aggressive Fund will perform in the future. Updated performance is available on the Aggressive Fund's website
www.upgraderfunds.com.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information provides some indication of the risks of investing in the Aggressive Fund. The bar chart below illustrates how the Aggressive Fund's total returns have varied from year to year.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.upgraderfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Aggressive Fund's performance, before and after taxes is not necessarily an indication of how the Aggressive Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Calendar Year Total Return as of December 31
Bar Chart, Closing	rr_BarChartClosingTextBlock
Best and Worst Quarters
Best Quarter  Q2 2003 21.13%
Worst Quarter Q4 2008 -21.88%

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are calculated using the highest individual federal marginal income tax rates in effect and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns are not relevant if you hold your Fund shares through a tax-deferred account, such as a 401(k) plan or an IRA.
Performance Table, Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In certain cases, the "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. This will occur when a capital loss is realized upon the sale of Fund shares and provides an assumed tax benefit that increases the return.
Performance Table, Closing	rr_PerformanceTableClosingTextBlock
The "Return After Taxes on Distributions" shows the effect of taxable distributions (dividends and capital gains distributions), but assumes that you still hold Fund shares at the end of the period. The "Return After Taxes on
Distributions and Sale of Fund Shares" shows the effect of both taxable distributions and any taxable gain or loss that would be realized if a Fund's shares were sold at the end of the specified period. The after-tax returns are calculated using the highest individual federal marginal income tax rates in effect and do not reflect the impact of state and local taxes. In certain cases, the "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. This will occur when a capital loss is realized upon the sale of Fund shares and provides an assumed tax benefit that increases the return. Your actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns are not relevant if you hold your Fund shares through a tax-deferred account, such as a 401(k) plan or an IRA.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns as of December 31, 2011
FundX Aggressive Upgrader Fund (Prospectus Summary) | FundX Aggressive Upgrader Fund | S&P 500 ® Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.11%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.25%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.86%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 1, 2002
FundX Aggressive Upgrader Fund (Prospectus Summary) | FundX Aggressive Upgrader Fund | MSCI AC World Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	MSCI AC World Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(7.35%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(1.93%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.56%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 1, 2002
FundX Aggressive Upgrader Fund (Prospectus Summary) | FundX Aggressive Upgrader Fund | Investor Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Redemption Fee (as a percentage of amount redeemed within 30 days of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fee	rr_ManagementFeesOverAssets	1.00%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.30%
Acquired Fund (Underlying Fund) Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.56%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.86%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	189
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	587
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,010
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,190
Annual Return 2003	rr_AnnualReturn2003	41.81%
Annual Return 2004	rr_AnnualReturn2004	10.69%
Annual Return 2005	rr_AnnualReturn2005	17.62%
Annual Return 2006	rr_AnnualReturn2006	20.33%
Annual Return 2007	rr_AnnualReturn2007	19.14%
Annual Return 2008	rr_AnnualReturn2008	(43.33%)
Annual Return 2009	rr_AnnualReturn2009	23.27%
Annual Return 2010	rr_AnnualReturn2010	11.74%
Annual Return 2011	rr_AnnualReturn2011	(5.37%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.13%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.88%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(5.37%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(2.52%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.26%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 1, 2002
FundX Aggressive Upgrader Fund (Prospectus Summary) | FundX Aggressive Upgrader Fund | Investor Class | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(5.39%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(3.11%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.79%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 1, 2002
FundX Aggressive Upgrader Fund (Prospectus Summary) | FundX Aggressive Upgrader Fund | Investor Class | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(3.47%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(2.20%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.41%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 1, 2002

[1]	The Total Annual Fund Operating Expenses for the Fund do not correlate to the Ratio of Expenses to Average Net Assets provided in the Financial Highlights section of the statutory prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

FundX ETF Aggressive Upgrader Fund (Prospectus Summary) | FundX ETF Aggressive Upgrader Fund
FundX ETF Aggressive Upgrader Fund
Investment Objective
The FundX ETF Aggressive Upgrader Fund ("ETF Aggressive Fund") seeks to maximize capital appreciation over the long term without regard to income.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the ETF Aggressive Fund.

Shareholder Fees (fees paid directly from your investment) None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Annual Fund Operating Expenses		FundX ETF Aggressive Upgrader Fund Investor Class
Management Fee		1.00%
Distribution (Rule 12b-1) Fees		none
Other Expenses		0.57%
Acquired Fund (Underlying Fund) Fees and Expenses	[1]	0.28%
Total Annual Fund Operating Expenses		1.85%
Expense Reduction/Reimbursement		(0.07%)
Total Annual Fund Operating Expenses After Expense Reduction/Reimbursement		1.78%
[1]	The Total Annual Fund Operating Expenses for the Fund do not correlate to the Ratio of Expenses to Average Net Assets provided in the Financial Highlights section of the statutory prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

Example
This Example is intended to help you compare the cost of investing in the ETF

Aggressive Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the ETF Aggressive Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The

Example also assumes that your investment has a 5% return each year and that the

ETF Aggressive Fund's operating expenses remain the same (taking into account the one year contractual expense limitation).

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
FundX ETF Aggressive Upgrader Fund Investor Class	181	575	994	2,163

Portfolio Turnover
As a fund-of-funds, the ETF Aggressive Fund does not typically pay transaction costs, such as commissions, when it buys and sells securities (or "turns over"

its portfolio), except with respect to any purchases or sales of ETFs. If transaction costs are involved, a higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when ETF Aggressive Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the ETF Aggressive

Fund's performance. During the most recent fiscal year, the ETF Aggressive

Fund's portfolio turnover rate was 208% of the average value of its portfolio.

Principal Investment Strategies
The ETF Aggressive Fund is a fund-of-funds and as such, under normal market conditions, seeks to achieve its investment objective by investing at least 80%

of its net assets (including borrowings for investment purposes) in Underlying

Funds that are exchange-traded funds ("ETFs"). The ETF Aggressive Fund purchases shares of ETFs in the secondary market and not directly from the ETFs. Some

Underlying Funds primarily invest in particular types of securities (e.g.,

equity or fixed income securities of various credit qualities, including high-yield securities or "junk bonds"), while some concentrate in certain industries or sectors, and others invest in a variety of securities. The ETF

Aggressive Fund may also purchase, without limit, shares of international and global Underlying Funds and may invest up to 100% of its net assets in

Underlying Funds that invest in equity securities of companies in emerging markets.

In managing the Fund, the Advisor uses a proprietary

Upgrading investment strategy to select Underlying Funds and to manage the portfolio consistent with the Fund's

investment objective. Using this strategy, the Advisor              Upgrading

classifies Underlying Funds according to their risk and         When a fund begins

performance characteristics. Four different classes of          to lag its peers,

Underlying Funds are categorized according to this system,      the Advisor redeems

ranging from Speculative Underlying Funds, which are the        the shares and

most aggressive funds with the highest risk but also the        directs the

highest reward potential, to Bond Underlying Funds, which       proceeds to a

have the lowest risk but also the lowest reward potential.      better performing

See "More about the Funds' Investment Objectives, Strategies    alternative.

and Risks-The Advisor's Classification Process of Underlying

Funds" for more information on this system.

Under normal market conditions, the Fund will typically invest predominately

(and at times exclusively) in Speculative Underlying Funds. Speculative

Underlying Funds typically invest in small, mid-cap, new or unseasoned issuers and emerging market companies. Speculative Funds may make significant use of complex investment techniques, such as leverage, short sales and margin. Speculative Funds may concentrate their holdings in a limited number of issuers. Speculative Underlying Funds are considered aggressive investments and entail greater risks. The Fund may also invest in Underlying Funds that invest in fixed income securities, including below investment grade securities. As part of the Upgrading strategy, the Advisor sells an Underlying Fund when the Advisor believes that the Underlying Fund is performing out of synch with current market leadership or if a new Underlying Fund is judged more attractive than a current holding.

For temporary defensive purposes under abnormal market or economic conditions,

the Fund may hold all or a portfolio of its assets in money market instruments,

money market funds or U.S. government repurchase agreements. To the extent the

Fund is invested in such defensive investment, the Fund may not achieve its investment objective.

Principal Risks
An investment in the ETF Aggressive Fund entails risk. The ETF Aggressive Fund cannot guarantee that it will meet its investment objective. Since the price of the Underlying Funds that the ETF Aggressive Fund holds may fluctuate, the value of your investment may fluctuate and you could lose all or a portion of your investment in the ETF Aggressive Fund. The following risks could affect the value of your investment:

  o  General Market Risk - General market risk is the risk that the value of a

     Fund's shares will fluctuate based on the performance of the securities held by the Underlying Funds it owns. These fluctuations may cause a security to be worth less than its cost when originally purchased or less than it was worth at an earlier time.

  o  Management Risk - Management risk describes the ETF Aggressive Fund's ability to meet its investment objective based on the Advisor's success or failure to implement investment strategies for the ETF Aggressive Fund.

  o  ETF Trading Risk - Because the ETF Aggressive Fund invests in ETFs, it is subject to additional risks that do not apply to conventional mutual funds,

     including the risks that the market price of an ETF's shares may trade at a discount to its net asset value ("NAV"), an active secondary trading market may not develop or be maintained, or trading may be halted by the exchange in which the ETFs trade, which may impact a Fund's ability to sell its shares of an ETF.

  o  Foreign Securities Risk - The Underlying Funds held by the ETF Aggressive

     Fund may have significant investments in foreign securities. Foreign securities risk entails risk relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices.

  o  Emerging Markets Risk - In addition to the foreign securities risks mentioned above, emerging markets are generally more volatile and less liquid.

  o  Non-Diversification Risk - While the ETF Aggressive Fund is diversified, the

     Underlying Funds may invest in a limited number of issuers and therefore may be considered non-diversified.

  o  Small Company Risk - The Underlying Funds may invest in securities of small companies, which involves greater volatility than investing in larger and more established companies.

  o  Concentration and Sector Emphasis Risk - Because the Underlying Funds may

     hold a limited number of issuers, they may become concentrated in one or more sectors at any given time, subjecting the ETF Aggressive Fund to sector concentration risk.

  o  Upgrading Strategy Risk - The ETF Aggressive Fund employs an Upgrading strategy whereby it continually seeks to invest in the top-performing ETFs at a given time. When investment decisions are based on near-term performance,

     however, the ETF Aggressive Fund may be exposed to the risk of buying

     Underlying Funds immediately following a sudden, brief surge in performance that may be followed by a subsequent drop in market value.

  o  Underlying Funds Risk - The risks associated with the ETF Aggressive Fund include the risks related to each Underlying Fund in which the ETF Aggressive

     Fund invests. Although the ETF Aggressive Fund seeks to reduce the risk of your investment by diversifying among mutual funds and ETFs that invest in stocks and, in some cases, bonds, there are inherent risks of investing in various asset classes.

  o  Short Sales Risk -The Underlying Funds may engage in short sales which could cause an Underlying Fund's investment performance to suffer if it is required to close out a short position earlier than it had intended.

  o  Interest Rate and Credit Risk - Interest rates may rise resulting in a decrease in the value of the securities held by the Underlying Funds or may fall resulting in an increase in the value of such securities.

  o  High-Yield Securities (Junk Bond) Risk - The value of fixed-income securities held by the Underlying Funds that are rated below investment grade are subject to additional risk factors such as increased possibility of default,

     illiquidity of the security and changes in value based on public perception of the issuer.

  o  Derivative Risk - Some Underlying Funds may use derivative instruments which derive their value from the value of an underlying asset, currency or index. The value of derivatives may rise or fall more rapidly than other investments and it is possible to lose more than the initial amount invested.

  o  Leverage Risk - Some Underlying Funds may borrow money for leveraging and will incur interest expense.

  o  Portfolio Turnover Risk - High portfolio turnover involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities.

Performance
The following performance information provides some indication of the risks of investing in the ETF Aggressive Fund. The bar chart below illustrates how the ETF Aggressive Fund's total returns have varied from year to year. The table below illustrates how the ETF Aggressive Fund's average annual total returns for the 1-year and Since Inception periods compare with a domestic broad-based market index and secondary index provided to offer a broader market perspective. The ETF Aggressive Fund's performance, before and after taxes is not necessarily an indication of how the ETF Aggressive Fund will perform in the future. Updated performance is available on the ETF Aggressive Fund's website at

www.upgraderfunds.com.

Calendar Year Total Return as of December 31

Best and Worst Quarters

Best Quarter  Q3 2009 17.41%

Worst Quarter Q4 2008 -21.74%

Average Annual Total Returns as of December 31, 2011
Average Annual Total Returns FundX ETF Aggressive Upgrader Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Investor Class	Return Before Taxes	(7.68%)	(2.08%)	Jan 31, 2007
Investor Class After Taxes on Distributions	Return After Taxes on Distributions	(7.73%)	(2.24%)	Jan 31, 2007
Investor Class After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	(4.91%)	(1.81%)	Jan 31, 2007
S&P 500 ® Index	S&P 500® Index (reflects no deduction for fees, expenses or taxes)	2.11%	(0.56%)	Jan 31, 2007
MSCI AC World Index	MSCI AC World Index (reflects no deduction for fees, expenses or taxes)	(7.35%)	(2.16%)	Jan 31, 2007

The "Return After Taxes on Distributions" shows the effect of taxable distributions (dividends and capital gains distributions), but assumes that you still hold Fund shares at the end of the period. The "Return After Taxes on

Distributions and Sale of Fund Shares" shows the effect of both taxable distributions and any taxable gain or loss that would be realized if a Fund's shares were sold at the end of the specified period. The after-tax returns are calculated using the highest individual federal marginal income tax rates in effect and do not reflect the impact of state and local taxes. In certain cases,

the "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. This will occur when a capital loss is realized upon the sale of Fund shares and provides an assumed tax benefit that increases the return. Your actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns are not relevant if you hold your Fund shares through a tax-deferred account, such as a 401(k) plan or an IRA.

[1]	FundX Investment Group (the "Advisor") has contractually agreed to reduce its fees and/or pay the ETF Aggressive Fund's expenses (excluding Acquired Fund Fees and Expenses, interest expense in connection with investment activities, taxes and extraordinary expenses) in order to limit Total Annual Operating Expenses After Expense Reduction/Reimbursement for shares of the ETF Aggressive Fund to 1.50% of the Fund's average net assets (the "Expense Cap"). The Expense Cap will remain in effect indefinitely and at least until January 31, 2013. A reimbursement may be requested by the Advisor if the aggregate amount actually paid by the Fund toward operating expenses for such fiscal year (taking into account any reimbursement) does not exceed the Expense Cap. The Agreement may be terminated at any time by the Board of Trustees upon 60 days' notice to the Advisor, or by the Advisor with the consent of the Board.

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Jan 31, 2012
FundX ETF Aggressive Upgrader Fund (Prospectus Summary) | FundX ETF Aggressive Upgrader Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	FundX ETF Aggressive Upgrader Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The FundX ETF Aggressive Upgrader Fund ("ETF Aggressive Fund") seeks to maximize capital appreciation over the long term without regard to income.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the ETF Aggressive Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment) None
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
As a fund-of-funds, the ETF Aggressive Fund does not typically pay transaction costs, such as commissions, when it buys and sells securities (or "turns over"
its portfolio), except with respect to any purchases or sales of ETFs. If transaction costs are involved, a higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when ETF Aggressive Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the ETF Aggressive
Fund's performance. During the most recent fiscal year, the ETF Aggressive
Fund's portfolio turnover rate was 208% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	208.00%
Expenses, Not Correlated to Ratio Due to Acquired Fund Fees	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses for the Fund do not correlate to the Ratio of Expenses to Average Net Assets provided in the Financial Highlights section of the statutory prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the ETF
Aggressive Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the ETF Aggressive Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
ETF Aggressive Fund's operating expenses remain the same (taking into account the one year contractual expense limitation).

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The ETF Aggressive Fund is a fund-of-funds and as such, under normal market conditions, seeks to achieve its investment objective by investing at least 80%
of its net assets (including borrowings for investment purposes) in Underlying
Funds that are exchange-traded funds ("ETFs"). The ETF Aggressive Fund purchases shares of ETFs in the secondary market and not directly from the ETFs. Some
Underlying Funds primarily invest in particular types of securities (e.g., equity or fixed income securities of various credit qualities, including high-yield securities or "junk bonds"), while some concentrate in certain industries or sectors, and others invest in a variety of securities. The ETF
Aggressive Fund may also purchase, without limit, shares of international and global Underlying Funds and may invest up to 100% of its net assets in
Underlying Funds that invest in equity securities of companies in emerging markets.

In managing the Fund, the Advisor uses a proprietary
Upgrading investment strategy to select Underlying Funds and to manage the portfolio consistent with the Fund's
investment objective. Using this strategy, the Advisor              Upgrading
classifies Underlying Funds according to their risk and         When a fund begins
performance characteristics. Four different classes of          to lag its peers,
Underlying Funds are categorized according to this system,      the Advisor redeems
ranging from Speculative Underlying Funds, which are the        the shares and
most aggressive funds with the highest risk but also the        directs the
highest reward potential, to Bond Underlying Funds, which       proceeds to a
have the lowest risk but also the lowest reward potential.      better performing
See "More about the Funds' Investment Objectives, Strategies    alternative.
and Risks-The Advisor's Classification Process of Underlying
Funds" for more information on this system.

Under normal market conditions, the Fund will typically invest predominately
(and at times exclusively) in Speculative Underlying Funds. Speculative
Underlying Funds typically invest in small, mid-cap, new or unseasoned issuers and emerging market companies. Speculative Funds may make significant use of complex investment techniques, such as leverage, short sales and margin. Speculative Funds may concentrate their holdings in a limited number of issuers. Speculative Underlying Funds are considered aggressive investments and entail greater risks. The Fund may also invest in Underlying Funds that invest in fixed income securities, including below investment grade securities. As part of the Upgrading strategy, the Advisor sells an Underlying Fund when the Advisor believes that the Underlying Fund is performing out of synch with current market leadership or if a new Underlying Fund is judged more attractive than a current holding.

For temporary defensive purposes under abnormal market or economic conditions, the Fund may hold all or a portfolio of its assets in money market instruments, money market funds or U.S. government repurchase agreements. To the extent the
Fund is invested in such defensive investment, the Fund may not achieve its investment objective.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
An investment in the ETF Aggressive Fund entails risk. The ETF Aggressive Fund cannot guarantee that it will meet its investment objective. Since the price of the Underlying Funds that the ETF Aggressive Fund holds may fluctuate, the value of your investment may fluctuate and you could lose all or a portion of your investment in the ETF Aggressive Fund. The following risks could affect the value of your investment:

  o  General Market Risk - General market risk is the risk that the value of a
     Fund's shares will fluctuate based on the performance of the securities held by the Underlying Funds it owns. These fluctuations may cause a security to be worth less than its cost when originally purchased or less than it was worth at an earlier time.

  o  Management Risk - Management risk describes the ETF Aggressive Fund's ability to meet its investment objective based on the Advisor's success or failure to implement investment strategies for the ETF Aggressive Fund.

  o  ETF Trading Risk - Because the ETF Aggressive Fund invests in ETFs, it is subject to additional risks that do not apply to conventional mutual funds, including the risks that the market price of an ETF's shares may trade at a discount to its net asset value ("NAV"), an active secondary trading market may not develop or be maintained, or trading may be halted by the exchange in which the ETFs trade, which may impact a Fund's ability to sell its shares of an ETF.

  o  Foreign Securities Risk - The Underlying Funds held by the ETF Aggressive
     Fund may have significant investments in foreign securities. Foreign securities risk entails risk relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices.

  o  Emerging Markets Risk - In addition to the foreign securities risks mentioned above, emerging markets are generally more volatile and less liquid.

  o  Non-Diversification Risk - While the ETF Aggressive Fund is diversified, the
     Underlying Funds may invest in a limited number of issuers and therefore may be considered non-diversified.

  o  Small Company Risk - The Underlying Funds may invest in securities of small companies, which involves greater volatility than investing in larger and more established companies.

  o  Concentration and Sector Emphasis Risk - Because the Underlying Funds may
     hold a limited number of issuers, they may become concentrated in one or more sectors at any given time, subjecting the ETF Aggressive Fund to sector concentration risk.

  o  Upgrading Strategy Risk - The ETF Aggressive Fund employs an Upgrading strategy whereby it continually seeks to invest in the top-performing ETFs at a given time. When investment decisions are based on near-term performance, however, the ETF Aggressive Fund may be exposed to the risk of buying
     Underlying Funds immediately following a sudden, brief surge in performance that may be followed by a subsequent drop in market value.

  o  Underlying Funds Risk - The risks associated with the ETF Aggressive Fund include the risks related to each Underlying Fund in which the ETF Aggressive
     Fund invests. Although the ETF Aggressive Fund seeks to reduce the risk of your investment by diversifying among mutual funds and ETFs that invest in stocks and, in some cases, bonds, there are inherent risks of investing in various asset classes.

  o  Short Sales Risk -The Underlying Funds may engage in short sales which could cause an Underlying Fund's investment performance to suffer if it is required to close out a short position earlier than it had intended.

  o  Interest Rate and Credit Risk - Interest rates may rise resulting in a decrease in the value of the securities held by the Underlying Funds or may fall resulting in an increase in the value of such securities.

  o  High-Yield Securities (Junk Bond) Risk - The value of fixed-income securities held by the Underlying Funds that are rated below investment grade are subject to additional risk factors such as increased possibility of default, illiquidity of the security and changes in value based on public perception of the issuer.

  o  Derivative Risk - Some Underlying Funds may use derivative instruments which derive their value from the value of an underlying asset, currency or index. The value of derivatives may rise or fall more rapidly than other investments and it is possible to lose more than the initial amount invested.

  o  Leverage Risk - Some Underlying Funds may borrow money for leveraging and will incur interest expense.

  o  Portfolio Turnover Risk - High portfolio turnover involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities.

Risk, Lose Money	rr_RiskLoseMoney	Since the price of the Underlying Funds that the ETF Aggressive Fund holds may fluctuate, the value of your investment may fluctuate and you could lose all or a portion of your investment in the ETF Aggressive Fund.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	While the ETF Aggressive Fund is diversified, the Underlying Funds may invest in a limited number of issuers and therefore may be considered non-diversified.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following performance information provides some indication of the risks of investing in the ETF Aggressive Fund. The bar chart below illustrates how the ETF Aggressive Fund's total returns have varied from year to year. The table below illustrates how the ETF Aggressive Fund's average annual total returns for the 1-year and Since Inception periods compare with a domestic broad-based market index and secondary index provided to offer a broader market perspective. The ETF Aggressive Fund's performance, before and after taxes is not necessarily an indication of how the ETF Aggressive Fund will perform in the future. Updated performance is available on the ETF Aggressive Fund's website at
www.upgraderfunds.com.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information provides some indication of the risks of investing in the ETF Aggressive Fund.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.upgraderfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The ETF Aggressive Fund's performance, before and after taxes is not necessarily an indication of how the ETF Aggressive Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Calendar Year Total Return as of December 31
Bar Chart, Closing	rr_BarChartClosingTextBlock
Best and Worst Quarters
Best Quarter  Q3 2009 17.41%
Worst Quarter Q4 2008 -21.74%

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are calculated using the highest individual federal marginal income tax rates in effect and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns are not relevant if you hold your Fund shares through a tax-deferred account, such as a 401(k) plan or an IRA.
Performance Table, Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In certain cases, the "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. This will occur when a capital loss is realized upon the sale of Fund shares and provides an assumed tax benefit that increases the return.
Performance Table, Closing	rr_PerformanceTableClosingTextBlock
The "Return After Taxes on Distributions" shows the effect of taxable distributions (dividends and capital gains distributions), but assumes that you still hold Fund shares at the end of the period. The "Return After Taxes on
Distributions and Sale of Fund Shares" shows the effect of both taxable distributions and any taxable gain or loss that would be realized if a Fund's shares were sold at the end of the specified period. The after-tax returns are calculated using the highest individual federal marginal income tax rates in effect and do not reflect the impact of state and local taxes. In certain cases, the "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. This will occur when a capital loss is realized upon the sale of Fund shares and provides an assumed tax benefit that increases the return. Your actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns are not relevant if you hold your Fund shares through a tax-deferred account, such as a 401(k) plan or an IRA.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns as of December 31, 2011
FundX ETF Aggressive Upgrader Fund (Prospectus Summary) | FundX ETF Aggressive Upgrader Fund | S&P 500 ® Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.11%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(0.56%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 31, 2007
FundX ETF Aggressive Upgrader Fund (Prospectus Summary) | FundX ETF Aggressive Upgrader Fund | MSCI AC World Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	MSCI AC World Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(7.35%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(2.16%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 31, 2007
FundX ETF Aggressive Upgrader Fund (Prospectus Summary) | FundX ETF Aggressive Upgrader Fund | Investor Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	1.00%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.57%
Acquired Fund (Underlying Fund) Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.28%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.85%
Expense Reduction/Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)
Total Annual Fund Operating Expenses After Expense Reduction/Reimbursement	rr_NetExpensesOverAssets	1.78%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-01-31
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	181
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	575
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	994
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,163
Annual Return 2008	rr_AnnualReturn2008	(39.54%)
Annual Return 2009	rr_AnnualReturn2009	20.08%
Annual Return 2010	rr_AnnualReturn2010	8.40%
Annual Return 2011	rr_AnnualReturn2011	(7.68%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.41%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.74%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(7.68%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(2.08%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 31, 2007
FundX ETF Aggressive Upgrader Fund (Prospectus Summary) | FundX ETF Aggressive Upgrader Fund | Investor Class | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(7.73%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(2.24%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 31, 2007
FundX ETF Aggressive Upgrader Fund (Prospectus Summary) | FundX ETF Aggressive Upgrader Fund | Investor Class | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(4.91%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(1.81%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 31, 2007

[1]	FundX Investment Group (the "Advisor") has contractually agreed to reduce its fees and/or pay the ETF Aggressive Fund's expenses (excluding Acquired Fund Fees and Expenses, interest expense in connection with investment activities, taxes and extraordinary expenses) in order to limit Total Annual Operating Expenses After Expense Reduction/Reimbursement for shares of the ETF Aggressive Fund to 1.50% of the Fund's average net assets (the "Expense Cap"). The Expense Cap will remain in effect indefinitely and at least until January 31, 2013. A reimbursement may be requested by the Advisor if the aggregate amount actually paid by the Fund toward operating expenses for such fiscal year (taking into account any reimbursement) does not exceed the Expense Cap. The Agreement may be terminated at any time by the Board of Trustees upon 60 days' notice to the Advisor, or by the Advisor with the consent of the Board.
[2]	The Total Annual Fund Operating Expenses for the Fund do not correlate to the Ratio of Expenses to Average Net Assets provided in the Financial Highlights section of the statutory prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

FundX ETF Upgrader Fund (Prospectus Summary) | FundX ETF Upgrader Fund
FundX ETF Upgrader Fund
Investment Objective
The FundX ETF Upgrader Fund ("ETF Upgrader Fund") seeks to maximize capital appreciation over the long term without regard to income.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the ETF Upgrader Fund.

Shareholder Fees (fees paid directly from your investment) None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Annual Fund Operating Expenses		FundX ETF Upgrader Fund Investor Class
Management Fee		1.00%
Distribution (Rule 12b-1) Fees		none
Other Expenses		1.41%
Acquired Fund (Underlying Fund) Fees and Expenses	[1]	0.28%
Total Annual Fund Operating Expenses		2.69%
Expense Reduction/Reimbursement		(0.91%)
Total Annual Fund Operating Expenses After Expense Reduction/Reimbursement		1.78%
[1]	The Total Annual Fund Operating Expenses for the Fund do not correlate to the Ratio of Expenses to Average Net Assets provided in the Financial Highlights section of the statutory prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

Example
This Example is intended to help you compare the cost of investing in the ETF

Upgrader Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the ETF Upgrader Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The

Example also assumes that your investment has a 5% return each year and that the

ETF Upgrader Fund's operating expenses remain the same (taking into account the one year contractual expense limitation).

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
FundX ETF Upgrader Fund Investor Class	181	749	1,344	2,955

Portfolio Turnover
As a fund-of-funds, the ETF Upgrader Fund does not typically pay transaction costs, such as commissions, when it buys and sells securities (or "turns over"

its portfolio), except with respect to any purchases or sales of ETFs. If transaction costs are involved, a higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when ETF Upgrader Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the ETF Upgrader Fund's performance. During the most recent fiscal year, the ETF Upgrader Fund's portfolio turnover rate was 282% of the average value of its portfolio.

Principal Investment Strategies
The ETF Upgrader Fund is a fund-of-funds and as such, under normal market conditions, the ETF Upgrader Fund seeks to achieve its investment objective by investing at least 80% of its net assets (including borrowings for investment purposes) in Underlying Funds that are exchange-traded funds ("ETFs"). The ETF

Upgrader Fund purchases shares of ETFs in the secondary market and not directly from the ETFs. Some Underlying Funds primarily invest in particular types of securities (e.g., equity or fixed income securities of various credit qualities,

including high-yield securities or "junk bonds"), while some concentrate in certain industries or sectors, and others invest in a variety of securities. The

ETF Upgrader Fund may also purchase, without limit, shares of international and global Underlying Funds and may invest up to 50% of its net assets in Underlying

Funds that invest in securities of companies in emerging markets.

In managing the Fund, the Advisor uses a proprietary

Upgrading investment strategy to select Underlying

Funds and to manage the portfolio consistent with the

Fund's investment objective. Using this strategy, the

Advisor classifies Underlying Funds according to their         Upgrading

risk and performance characteristics. Four different     When a fund begins to lag

classes of Underlying Funds are categorized according    its peers, the Advisor

to this system, ranging from Speculative Underlying      redeems the shares and

Funds, which are the most aggressive funds with the      directs the proceeds to a

highest risk but also the highest reward potential, to   better performing

Bond Underlying Funds, which have the lowest risk but    alternative.

also the lowest reward potential. See "More about the

Funds' Investment Objectives, Strategies and Risks-The

Advisor's Classification Process of the Underlying

Funds" for more information on this system.

Under normal market conditions, the Fund will typically maintain a core holding of Core Underlying Funds. Core Underlying Funds generally invest in a diversified portfolio of equity securities of well-established US and foreign companies with a wide range of market capitalizations. Core Underlying Funds may also invest in fixed income securities. The Fund may also invest a portion of its assets in Speculative Underlying Funds which are more aggressive, may be less diversified and involve investments in small unseasoned companies and emerging markets and entail greater risks and in Total Return and Bond

Underlying Funds which are less aggressive and may involve investment in more balanced portfolio and fixed income securities. As part of the Upgrading strategy, the Advisor sells an Underlying Fund when the Advisor believes that the Underlying Fund is performing out of synch with current market leadership or if a new Underlying Fund is judged more attractive than a current holding.

For temporary defensive purposes under abnormal market or economic conditions,

the Fund may hold all or a portfolio of its assets in money market instruments,

money market funds or U.S. government repurchase agreements. To the extent the

Fund is invested in such defensive investment, the Fund may not achieve its investment objective.

Principal Risks
An investment in the ETF Upgrader Fund entails risk. The ETF Upgrader Fund cannot guarantee that it will meet its investment objective. Since the price of the Underlying Funds that the ETF Upgrader Fund holds may fluctuate, the value of your investment may fluctuate and you could lose all or a portion of your investment in the ETF Upgrader Fund. The following risks could affect the value of your investment:

  o  General Market Risk - General market risk is the risk that the value of a

     Fund's shares will fluctuate based on the performance of the securities held by the Underlying Funds it owns. These fluctuations may cause a security to be worth less than its cost when originally purchased or less than it was worth at an earlier time.

  o  Management Risk - Management risk describes the ETF Upgrader Fund's ability to meet its investment objective based on the Advisor's success or failure to implement investment strategies for the ETF Upgrader Fund.

  o  ETF Trading Risk - Because the ETF Upgrader Fund invests in ETFs, it is subject to additional risks that do not apply to conventional mutual funds,

     including the risks that the market price of an ETF's shares may trade at a discount to its net asset value ("NAV"), an active secondary trading market may not develop or be maintained, or trading may be halted by the exchange in which the ETFs trade, which may impact a Fund's ability to sell its shares of an ETF.

  o  Foreign Securities Risk - The Underlying Funds held by the ETF Upgrader Fund may have significant investments in foreign securities. Foreign securities risk entails risk relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices.

  o  Emerging Markets Risk - In addition to the foreign securities risks mentioned above, emerging markets are generally more volatile and less liquid.

  o  Non-Diversification Risk - While the ETF Upgrader Fund is diversified, the

     Underlying Funds may invest in a limited number of issuers and therefore may be considered non-diversified.

  o  Small Company Risk - The Underlying Funds may invest in securities of small companies, which involves greater volatility than investing in larger and more established companies.

  o  Concentration and Sector Emphasis Risk - Because the Underlying Funds may

     hold a limited number of issuers, they may become concentrated in one or more sectors at any given time, subjecting the ETF Upgrader Fund to sector concentration risk.

  o  Upgrading Strategy Risk - The ETF Upgrader Fund employs an Upgrading strategy whereby it continually seeks to invest in the top-performing ETFs at a given time. When investment decisions are based on near-term performance, however,

     the ETF Upgrader Fund may be exposed to the risk of buying Underlying Funds immediately following a sudden, brief surge in performance that may be followed by a subsequent drop in market value.

  o  Underlying Funds Risk - The risks associated with the ETF Upgrader Fund include the risks related to each Underlying Fund in which the ETF Upgrader

     Fund invests. Although the ETF Upgrader Fund seeks to reduce the risk of your investment by diversifying among mutual funds and ETFs that invest in stocks and, in some cases, bonds, there are inherent risks of investing in various asset classes.

  o  Short Sales Risk -The Underlying Funds may engage in short sales which could cause an Underlying Fund's investment performance to suffer if it is required to close out a short position earlier than it had intended.

  o  Interest Rate and Credit Risk - Interest rates may rise resulting in a decrease in the value of the securities held by the Underlying Funds or may fall resulting in an increase in the value of such securities.

  o  High-Yield Securities (Junk Bond) Risk - The value of fixed-income securities held by the Underlying Funds that are rated below investment grade are subject to additional risk factors such as increased possibility of default,

     illiquidity of the security and changes in value based on public perception of the issuer.

  o  Derivative Risk - Some Underlying Funds may use derivative instruments which derive their value from the value of an underlying asset, currency or index. The value of derivatives may rise or fall more rapidly than other investments and it is possible to lose more than the initial amount invested.

  o  Leverage Risk - Some Underlying Funds may borrow money for leveraging and will incur interest expense.

  o  Portfolio Turnover Risk - High portfolio turnover involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities.

Performance
The following performance information provides some indication of the risks of investing in the ETF Upgrader Fund. The bar chart below illustrates how the ETF

Upgrader Fund's total returns have varied from year to year. The table below illustrates how the ETF Upgrader Fund's average annual total returns for the

1-year and Since Inception periods compare with a domestic broad-based market index and secondary index provided to offer a broader market perspective. The

ETF Upgrader Fund's performance, before and after taxes is not necessarily an indication of how the ETF Upgrader Fund will perform in the future. Updated performance is available on the ETF Upgrader Fund's website at

www.upgraderfunds.com.

Calendar Year Total Return as of December 31

Best and Worst Quarters

Best Quarter  Q3 2009 18.68%

Worst Quarter Q4 2008 -23.46%

Average Annual Total Returns as of December 31, 2011
Average Annual Total Returns FundX ETF Upgrader Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Investor Class	Return Before Taxes	(1.86%)	(3.55%)	Jan 31, 2007
Investor Class After Taxes on Distributions	Return After Taxes on Distributions	(1.90%)	(3.74%)	Jan 31, 2007
Investor Class After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	(1.15%)	(3.04%)	Jan 31, 2007
S&P 500 ® Index	S&P 500® Index (reflects no deduction for fees, expenses or taxes)	2.11%	(0.56%)	Jan 31, 2007
MSCI AC World Index	MSCI AC World Index (reflects no deduction for fees, expenses or taxes)	(7.35%)	(2.16%)	Jan 31, 2007

The "Return After Taxes on Distributions" shows the effect of taxable distributions (dividends and capital gains distributions), but assumes that you still hold Fund shares at the end of the period. The "Return After Taxes on

Distributions and Sale of Fund Shares" shows the effect of both taxable distributions and any taxable gain or loss that would be realized if a Fund's shares were sold at the end of the specified period. The after-tax returns are calculated using the highest individual federal marginal income tax rates in effect and do not reflect the impact of state and local taxes. In certain cases,

the "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. This will occur when a capital loss is realized upon the sale of Fund shares and provides an assumed tax benefit that increases the return. Your actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns are not relevant if you hold your Fund shares through a tax-deferred account, such as a 401(k) plan or an individual retirement account ("IRA").

[1]	FundX Investment Group (the "Advisor") has contractually agreed to reduce its fees and/or pay the ETF Upgrader Fund's expenses (excluding Acquired Fund Fees and Expenses, interest expense in connection with investment activities, taxes and extraordinary expenses) in order to limit Total Annual Operating Expenses After Expense Reduction/Reimbursement for shares of the ETF Upgrader Fund to 1.50% of the Fund's average net assets (the "Expense Cap"). The Expense Cap will remain in effect indefinitely and at least until January 31, 2013. A reimbursement may be requested by the Advisor if the aggregate amount actually paid by the Fund toward operating expenses for such fiscal year (taking into account any reimbursement) does not exceed the Expense Cap. The Agreement may be terminated at any time by the Board of Trustees upon 60 days' notice to the Advisor, or by the Advisor with the consent of the Board.

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Jan 31, 2012
FundX ETF Upgrader Fund (Prospectus Summary) | FundX ETF Upgrader Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	FundX ETF Upgrader Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The FundX ETF Upgrader Fund ("ETF Upgrader Fund") seeks to maximize capital appreciation over the long term without regard to income.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the ETF Upgrader Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment) None
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
As a fund-of-funds, the ETF Upgrader Fund does not typically pay transaction costs, such as commissions, when it buys and sells securities (or "turns over"
its portfolio), except with respect to any purchases or sales of ETFs. If transaction costs are involved, a higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when ETF Upgrader Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the ETF Upgrader Fund's performance. During the most recent fiscal year, the ETF Upgrader Fund's portfolio turnover rate was 282% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	282.00%
Expenses, Not Correlated to Ratio Due to Acquired Fund Fees	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses for the Fund do not correlate to the Ratio of Expenses to Average Net Assets provided in the Financial Highlights section of the statutory prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the ETF
Upgrader Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the ETF Upgrader Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
ETF Upgrader Fund's operating expenses remain the same (taking into account the one year contractual expense limitation).

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The ETF Upgrader Fund is a fund-of-funds and as such, under normal market conditions, the ETF Upgrader Fund seeks to achieve its investment objective by investing at least 80% of its net assets (including borrowings for investment purposes) in Underlying Funds that are exchange-traded funds ("ETFs"). The ETF
Upgrader Fund purchases shares of ETFs in the secondary market and not directly from the ETFs. Some Underlying Funds primarily invest in particular types of securities (e.g., equity or fixed income securities of various credit qualities, including high-yield securities or "junk bonds"), while some concentrate in certain industries or sectors, and others invest in a variety of securities. The
ETF Upgrader Fund may also purchase, without limit, shares of international and global Underlying Funds and may invest up to 50% of its net assets in Underlying
Funds that invest in securities of companies in emerging markets.

In managing the Fund, the Advisor uses a proprietary
Upgrading investment strategy to select Underlying
Funds and to manage the portfolio consistent with the
Fund's investment objective. Using this strategy, the
Advisor classifies Underlying Funds according to their         Upgrading
risk and performance characteristics. Four different     When a fund begins to lag
classes of Underlying Funds are categorized according    its peers, the Advisor
to this system, ranging from Speculative Underlying      redeems the shares and
Funds, which are the most aggressive funds with the      directs the proceeds to a
highest risk but also the highest reward potential, to   better performing
Bond Underlying Funds, which have the lowest risk but    alternative.
also the lowest reward potential. See "More about the
Funds' Investment Objectives, Strategies and Risks-The
Advisor's Classification Process of the Underlying
Funds" for more information on this system.

Under normal market conditions, the Fund will typically maintain a core holding of Core Underlying Funds. Core Underlying Funds generally invest in a diversified portfolio of equity securities of well-established US and foreign companies with a wide range of market capitalizations. Core Underlying Funds may also invest in fixed income securities. The Fund may also invest a portion of its assets in Speculative Underlying Funds which are more aggressive, may be less diversified and involve investments in small unseasoned companies and emerging markets and entail greater risks and in Total Return and Bond
Underlying Funds which are less aggressive and may involve investment in more balanced portfolio and fixed income securities. As part of the Upgrading strategy, the Advisor sells an Underlying Fund when the Advisor believes that the Underlying Fund is performing out of synch with current market leadership or if a new Underlying Fund is judged more attractive than a current holding.

For temporary defensive purposes under abnormal market or economic conditions, the Fund may hold all or a portfolio of its assets in money market instruments, money market funds or U.S. government repurchase agreements. To the extent the
Fund is invested in such defensive investment, the Fund may not achieve its investment objective.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
An investment in the ETF Upgrader Fund entails risk. The ETF Upgrader Fund cannot guarantee that it will meet its investment objective. Since the price of the Underlying Funds that the ETF Upgrader Fund holds may fluctuate, the value of your investment may fluctuate and you could lose all or a portion of your investment in the ETF Upgrader Fund. The following risks could affect the value of your investment:

  o  General Market Risk - General market risk is the risk that the value of a
     Fund's shares will fluctuate based on the performance of the securities held by the Underlying Funds it owns. These fluctuations may cause a security to be worth less than its cost when originally purchased or less than it was worth at an earlier time.

  o  Management Risk - Management risk describes the ETF Upgrader Fund's ability to meet its investment objective based on the Advisor's success or failure to implement investment strategies for the ETF Upgrader Fund.

  o  ETF Trading Risk - Because the ETF Upgrader Fund invests in ETFs, it is subject to additional risks that do not apply to conventional mutual funds, including the risks that the market price of an ETF's shares may trade at a discount to its net asset value ("NAV"), an active secondary trading market may not develop or be maintained, or trading may be halted by the exchange in which the ETFs trade, which may impact a Fund's ability to sell its shares of an ETF.

  o  Foreign Securities Risk - The Underlying Funds held by the ETF Upgrader Fund may have significant investments in foreign securities. Foreign securities risk entails risk relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices.

  o  Emerging Markets Risk - In addition to the foreign securities risks mentioned above, emerging markets are generally more volatile and less liquid.

  o  Non-Diversification Risk - While the ETF Upgrader Fund is diversified, the
     Underlying Funds may invest in a limited number of issuers and therefore may be considered non-diversified.

  o  Small Company Risk - The Underlying Funds may invest in securities of small companies, which involves greater volatility than investing in larger and more established companies.

  o  Concentration and Sector Emphasis Risk - Because the Underlying Funds may
     hold a limited number of issuers, they may become concentrated in one or more sectors at any given time, subjecting the ETF Upgrader Fund to sector concentration risk.

  o  Upgrading Strategy Risk - The ETF Upgrader Fund employs an Upgrading strategy whereby it continually seeks to invest in the top-performing ETFs at a given time. When investment decisions are based on near-term performance, however, the ETF Upgrader Fund may be exposed to the risk of buying Underlying Funds immediately following a sudden, brief surge in performance that may be followed by a subsequent drop in market value.

  o  Underlying Funds Risk - The risks associated with the ETF Upgrader Fund include the risks related to each Underlying Fund in which the ETF Upgrader
     Fund invests. Although the ETF Upgrader Fund seeks to reduce the risk of your investment by diversifying among mutual funds and ETFs that invest in stocks and, in some cases, bonds, there are inherent risks of investing in various asset classes.

  o  Short Sales Risk -The Underlying Funds may engage in short sales which could cause an Underlying Fund's investment performance to suffer if it is required to close out a short position earlier than it had intended.

  o  Interest Rate and Credit Risk - Interest rates may rise resulting in a decrease in the value of the securities held by the Underlying Funds or may fall resulting in an increase in the value of such securities.

  o  High-Yield Securities (Junk Bond) Risk - The value of fixed-income securities held by the Underlying Funds that are rated below investment grade are subject to additional risk factors such as increased possibility of default, illiquidity of the security and changes in value based on public perception of the issuer.

  o  Derivative Risk - Some Underlying Funds may use derivative instruments which derive their value from the value of an underlying asset, currency or index. The value of derivatives may rise or fall more rapidly than other investments and it is possible to lose more than the initial amount invested.

  o  Leverage Risk - Some Underlying Funds may borrow money for leveraging and will incur interest expense.

  o  Portfolio Turnover Risk - High portfolio turnover involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities.

Risk, Lose Money	rr_RiskLoseMoney	Since the price of the Underlying Funds that the ETF Upgrader Fund holds may fluctuate, the value of your investment may fluctuate and you could lose all or a portion of your investment in the ETF Upgrader Fund.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	While the ETF Upgrader Fund is diversified, the Underlying Funds may invest in a limited number of issuers and therefore may be considered non-diversified.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following performance information provides some indication of the risks of investing in the ETF Upgrader Fund. The bar chart below illustrates how the ETF
Upgrader Fund's total returns have varied from year to year. The table below illustrates how the ETF Upgrader Fund's average annual total returns for the
1-year and Since Inception periods compare with a domestic broad-based market index and secondary index provided to offer a broader market perspective. The
ETF Upgrader Fund's performance, before and after taxes is not necessarily an indication of how the ETF Upgrader Fund will perform in the future. Updated performance is available on the ETF Upgrader Fund's website at
www.upgraderfunds.com.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information provides some indication of the risks of investing in the ETF Upgrader Fund. The bar chart below illustrates how the ETF Upgrader Fund's total returns have varied from year to year.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	www.upgraderfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The ETF Upgrader Fund's performance, before and after taxes is not necessarily an indication of how the ETF Upgrader Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Calendar Year Total Return as of December 31
Bar Chart, Closing	rr_BarChartClosingTextBlock
Best and Worst Quarters
Best Quarter  Q3 2009 18.68%
Worst Quarter Q4 2008 -23.46%

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are calculated using the highest individual federal marginal income tax rates in effect and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns are not relevant if you hold your Fund shares through a tax-deferred account, such as a 401(k) plan or an individual retirement account ("IRA").
Performance Table, Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In certain cases, the "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. This will occur when a capital loss is realized upon the sale of Fund shares and provides an assumed tax benefit that increases the return.
Performance Table, Closing	rr_PerformanceTableClosingTextBlock
The "Return After Taxes on Distributions" shows the effect of taxable distributions (dividends and capital gains distributions), but assumes that you still hold Fund shares at the end of the period. The "Return After Taxes on
Distributions and Sale of Fund Shares" shows the effect of both taxable distributions and any taxable gain or loss that would be realized if a Fund's shares were sold at the end of the specified period. The after-tax returns are calculated using the highest individual federal marginal income tax rates in effect and do not reflect the impact of state and local taxes. In certain cases, the "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. This will occur when a capital loss is realized upon the sale of Fund shares and provides an assumed tax benefit that increases the return. Your actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns are not relevant if you hold your Fund shares through a tax-deferred account, such as a 401(k) plan or an individual retirement account ("IRA").

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns as of December 31, 2011
FundX ETF Upgrader Fund (Prospectus Summary) | FundX ETF Upgrader Fund | S&P 500 ® Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.11%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(0.56%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 31, 2007
FundX ETF Upgrader Fund (Prospectus Summary) | FundX ETF Upgrader Fund | MSCI AC World Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	MSCI AC World Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(7.35%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(2.16%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 31, 2007
FundX ETF Upgrader Fund (Prospectus Summary) | FundX ETF Upgrader Fund | Investor Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	1.00%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.41%
Acquired Fund (Underlying Fund) Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.28%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.69%
Expense Reduction/Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.91%)
Total Annual Fund Operating Expenses After Expense Reduction/Reimbursement	rr_NetExpensesOverAssets	1.78%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-01-31
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	181
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	749
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,344
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,955
Annual Return 2008	rr_AnnualReturn2008	(41.59%)
Annual Return 2009	rr_AnnualReturn2009	17.10%
Annual Return 2010	rr_AnnualReturn2010	11.97%
Annual Return 2011	rr_AnnualReturn2011	(1.86%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.68%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.46%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(1.86%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(3.55%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 31, 2007
FundX ETF Upgrader Fund (Prospectus Summary) | FundX ETF Upgrader Fund | Investor Class | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(1.90%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(3.74%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 31, 2007
FundX ETF Upgrader Fund (Prospectus Summary) | FundX ETF Upgrader Fund | Investor Class | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(1.15%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(3.04%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 31, 2007

[1]	FundX Investment Group (the "Advisor") has contractually agreed to reduce its fees and/or pay the ETF Upgrader Fund's expenses (excluding Acquired Fund Fees and Expenses, interest expense in connection with investment activities, taxes and extraordinary expenses) in order to limit Total Annual Operating Expenses After Expense Reduction/Reimbursement for shares of the ETF Upgrader Fund to 1.50% of the Fund's average net assets (the "Expense Cap"). The Expense Cap will remain in effect indefinitely and at least until January 31, 2013. A reimbursement may be requested by the Advisor if the aggregate amount actually paid by the Fund toward operating expenses for such fiscal year (taking into account any reimbursement) does not exceed the Expense Cap. The Agreement may be terminated at any time by the Board of Trustees upon 60 days' notice to the Advisor, or by the Advisor with the consent of the Board.
[2]	The Total Annual Fund Operating Expenses for the Fund do not correlate to the Ratio of Expenses to Average Net Assets provided in the Financial Highlights section of the statutory prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

FundX Tactical Upgrader Fund (Prospectus Summary) | FundX Tactical Upgrader Fund
FundX Tactical Upgrader Fund
Investment Objective
The FundX Tactical Upgrader Fund ("Tactical Fund") seeks long-term capital appreciation; capital preservation is a secondary consideration.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Tactical Fund.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	FundX Tactical Upgrader Fund
Redemption Fee (as a percentage of amount redeemed within 30 days of purchase)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Annual Fund Operating Expenses		FundX Tactical Upgrader Fund
Management Fee		1.00%
Distribution (Rule 12b-1) Fees		none
Other Expenses		0.44%
Acquired Fund (Underlying Fund) Fees and Expenses	[1]	0.19%
Total Annual Fund Operating Expenses		1.63%
Plus: Recouped Management Fees		0.0001
Total Annual Fund Operating Expenses Plus Recouped Management Fees		1.64%
[1]	The Total Annual Fund Operating Expenses for the Fund do not correlate to the Ratio of Expenses to Average Net Assets provided in the Financial Highlights section of the statutory prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

Example
This Example is intended to help you compare the cost of investing in the

Tactical Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Tactical Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The

Example also assumes that your investment has a 5% return each year and that the

Tactical Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
FundX Tactical Upgrader Fund	167	517	892	1,944

Portfolio Turnover
As a fund-of-funds, the Tactical Fund does not typically pay transaction costs,

such as commissions, when it buys and sells securities (or "turns over" its portfolio), except with respect to any purchases or sales of ETFs. If transaction costs are involved, a higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Tactical Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Tactical Fund's performance. The use of the Tactical Model may result in a high turnover rate,

as much as 300% in a given year. During the most recent fiscal year, the

Tactical Fund's portfolio turnover rate was 589% of the average value of its portfolio.

Principal Investment Strategies
The Tactical Fund is a fund-of-funds and as such seeks to achieve its investment objective by investing in no-load and load waived mutual funds as well as exchange-traded funds ("ETFs") ("Underlying Funds"). Some Underlying Funds primarily invest in particular types of securities (e.g., equity or fixed income securities of various credit qualities, including high-yield securities or "junk bonds"), and others invest in a variety of securities. Various Underlying Funds may emphasize either value or growth styles of investing or as a combination thereof. When the Advisor believes that stock market conditions warrant a defensive posture, the Advisor may liquidate a substantial portion of the

Underlying Funds and invest in money market instruments and ETFs that short the market (perform inversely to broad market indexes), providing a hedge against the remaining long positions. When the Advisor's indicators turn positive, the portfolio will again be fully invested in Underlying Funds. Some of the

Underlying Funds may invest in foreign or emerging market securities.

In managing the Fund, the Advisor uses a proprietary

Upgrading investment strategy to select Underlying

Funds and to manage the portfolio consistent with the

Fund's investment objective. Using this strategy, the        Upgrading

Advisor classifies Underlying Funds according to their    When a fund

risk and performance characteristics. Four different      begins to lag its

classes of Underlying Funds are categorized according     peers, the

to this system, ranging from Speculative Underlying       Advisor redeems

Funds, which are the most aggressive funds with the       the shares and

highest risk but also the highest reward potential, to    directs the

Bond Underlying Funds, which have the lowest risk but     proceeds to a

also the lowest reward potential. See "More about the     better performing

Funds' Investment Objectives, Strategies and Risks-The    alternative.

Advisor's Classification Process of the Underlying

Funds" for more information on this system.

In addition, the Advisor uses a Tactical Model to           The Advisor's

evaluate prevailing market conditions and help             Tactical Model

determine allocation decisions as to when to remain       The Advisor uses

fully invested and when to be more defensively hedged.    models that

See "More about the Funds' Investment Objectives,         measure market

Strategies and Risks-Tactical Model".                     conditions based

                                                          on a variety of

Under normal market conditions, when fully invested,      factors including

the Fund will typically maintain a core holding of Core   sentiment,

Underlying Funds. Core Underlying Funds generally         trends, momentum,

invest in a diversified portfolio of equity securities    valuations,

of well-established U.S. and foreign companies with a     monetary

wide range of market capitalizations. Core Underlying     influences, and

Funds may also invest in fixed income securities. The     other variables

Fund may also invest a portion of its assets in           that combined,

Speculative Underlying Funds which are more aggressive,   create a broad

may be less diversified and involve investments in        measure of the

small unseasoned companies and emerging markets and       current stock

entail greater risks and in Total Return and Bond         market

Underlying Funds which are less aggressive and may        environment. This

involve investment in more balanced portfolio and fixed   broad measure is

income securities. Through use of its "Tactical Model,"   scored and the

the range of the Fund's investments in each of these      Advisor uses this

types of Underlying Funds will vary based on the          score to

model's assessment of market conditions. As part of the   determine when an

Upgrading strategy, the Advisor sells an Underlying       investor would

Fund when the Advisor believes that the Underlying Fund   historically have

is performing out of synch with current market            been rewarded for

leadership or if a new Underlying Fund is judged more     making tactical

attractive than a current holding.                        shifts between

                                                          being fully

                                                          invested and

                                                          hedged.

For temporary defensive purposes under abnormal market or economic conditions,

the Fund may hold all or a portfolio of its assets in money market instruments,

money market funds or U.S. government repurchase agreements. To the extent the

Fund is invested in such defensive investment, the Fund may not achieve its investment objective.

Principal Risks
An investment in the Tactical Fund entails risk. The Tactical Fund cannot guarantee that it will meet its investment objective. Since the price of the

Underlying Funds that the Tactical Fund holds may fluctuate, the value of your investment may fluctuate and you could lose all or a portion of your investment in the Tactical Fund. The following risks could affect the value of your investment:

  o  General Market Risk - General market risk is the risk that the value of a

     Fund's shares will fluctuate based on the performance of the securities held by the Underlying Funds it owns. These fluctuations may cause a security to be worth less than its cost when originally purchased or less than it was worth at an earlier time.

  o  Management Risk - Management risk describes the Tactical Fund's ability to meet its investment objective based on the Advisor's success or failure to implement investment strategies for the Tactical Fund. This risk includes risks associated with the use of the Tactical Model which may not accurately predict future market conditions, or the proper time to change allocation ratios. To the extent the model does not work as intended, the Fund may experience a greater loss or a lower return than if the model had not been used. The availability of data from the model is an important component of the Advisor's ability to execute its strategy.

  o  Underlying Funds Risk - The risks associated with the Tactical Fund include the risks related to each Underlying Fund in which the Tactical Fund invests. Although the Tactical Fund seeks to reduce the risk of your investment by diversifying among mutual funds and ETFs that invest in stocks and, in some cases, bonds, there are inherent risks of investing in various asset classes.

  o  Aggressive Investment Technique Risk - The Underlying Funds, particularly some ETFs, may use investment techniques considered to be aggressive,

     including using futures contracts, options on futures contracts, securities and indices, forward contracts, swap agreements and similar instruments.

  o  Foreign Securities Risk - The Underlying Funds held by the Tactical Fund may have significant investments in foreign securities. Foreign securities risk entails risk relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices.

  o  Emerging Markets Risk - In addition to the foreign securities risks mentioned above, emerging markets are generally more volatile and less liquid.

  o  Non-Diversification Risk - While the Tactical Fund itself is diversified, the

     Underlying Funds may invest in a limited number of issuers and therefore may be considered non-diversified.

  o  Derivative Risk - The Fund and some Underlying Funds may use derivative instruments which derive their value from the value of an underlying asset,

     currency or index. The value of derivatives may rise or fall more rapidly than other investments and it is possible to lose more than the initial amount invested.

  o  Leverage Risk - Some Underlying Funds may borrow money for leveraging and will incur interest expense.

  o  Portfolio Turnover Risk - The Tactical Fund's Upgrading strategy, and in particular, the Tactical Model employed by the Advisor may result in high portfolio turnover from time to time. High portfolio turnover may cause the

     Tactical Fund to incur higher transaction costs than would be the case if the

     Tactical Fund had lower portfolio turnover.

  o  Small Company Risk - The Underlying Funds may invest in securities of small companies, which involves greater volatility than investing in larger and more established companies.

  o  Concentration and Sector Emphasis Risk - Some of the Underlying Funds may

     have particular emphasis in one or more sectors, subjecting that Underlying

     Fund to sector emphasis risk. Sector emphasis risk is the possibility that a certain sector may underperform other sectors or the market as a whole.

  o  Short Sales Risk -The Underlying Funds may engage in short sales which could cause an Underlying Fund's investment performance to suffer if it is required to close out a short position earlier than it had intended.

  o  Upgrading Strategy Risk - The Tactical Fund employs an Upgrading strategy whereby it continually seeks to invest in the top-performing securities at a given time. When investment decisions are based on near-term performance,

     however, the Tactical Fund may be exposed to the risk of buying Underlying

     Funds immediately following a sudden, brief surge in performance that may be followed by a subsequent drop in market value.

  o  Interest Rate and Credit Risk - Interest rates may rise resulting in a decrease in the value of the securities held by the Underlying Funds or may fall resulting in an increase in the value of such securities.

  o  High-Yield Securities (Junk Bonds) Risk - The value of fixed-income securities held by the Underlying Funds that are rated below investment grade

     (junk bonds) are subject to additional risk factors such as increased possibility of default, illiquidity of the security and changes in value based on public perception of the issuer.

  o  ETF Trading Risk - Because the Tactical Fund invests in ETFs, it is subject to additional risks that do not apply to conventional mutual funds, including the risks that the market price of an ETF's shares may trade at a discount to its net asset value ("NAV"), an active secondary trading market may not develop or be maintained, or trading may be halted by the exchange in which the ETFs trade, which may impact a Fund's ability to sell its shares of an

     ETF.

Performance
The following performance information provides some indication of the risks of investing in the Tactical Fund. The bar chart below illustrates how the Tactical

Fund's total returns have varied since inception. The table below illustrates how the Tactical Fund's average annual total returns for the 1-year and Since

Inception periods compare with a domestic broad-based market index and secondary index provided to offer a broader market perspective. The Tactical Fund's performance, before and after taxes is not necessarily an indication of how the

Tactical Fund will perform in the future. Updated performance is available on the Tactical Fund's website at www.upgraderfunds.com.

Calendar Year Total Return as of December 31

Best and Worst Quarters

Best Quarter  Q3 2009 6.34%

Worst Quarter Q3 2011 -2.31%

Average Annual Total Returns as of December 31, 2011
Average Annual Total Returns	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
FundX Tactical Upgrader Fund	Return Before Taxes	3.98%	(6.76%)	Feb 29, 2008
FundX Tactical Upgrader Fund After Taxes on Distributions	Return After Taxes on Distributions	3.98%	(6.83%)	Feb 29, 2008
FundX Tactical Upgrader Fund After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	2.59%	(5.67%)	Feb 29, 2008
FundX Tactical Upgrader Fund S&P 500 ® Index	S&P 500® Index (reflects no deduction for fees, expenses or taxes)	2.11%	0.76%	Feb 29, 2008
FundX Tactical Upgrader Fund MSCI AC World Index	MSCI AC World Index (reflects no deduction for fees, expenses or taxes)	(7.35%)	(3.21%)	Feb 29, 2008

The "Return After Taxes on Distributions" shows the effect of taxable distributions (dividends and capital gains distributions), but assumes that you still hold Fund shares at the end of the period. The "Return After Taxes on

Distributions and Sale of Fund Shares" shows the effect of both taxable distributions and any taxable gain or loss that would be realized if a Fund's shares were sold at the end of the specified period. The after-tax returns are calculated using the highest individual federal marginal income tax rates in effect and do not reflect the impact of state and local taxes. In certain cases,

the "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. This will occur when a capital loss is realized upon the sale of Fund shares and provides an assumed tax benefit that increases the return. Your actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns are not relevant if you hold your Fund shares through a tax-deferred account, such as a 401(k) plan or an individual retirement account ("IRA").

[1]	FundX Investment Group (the "Advisor") has contractually agreed to reduce its fees and/or pay the Tactical Fund's expenses (excluding Acquired Fund Fees and Expenses, interest expense in connection with investment activities, taxes and extraordinary expenses) in order to limit Total Annual Operating Expenses Plus Recouped Management Fees for shares of the Tactical Fund to 1.50% of the Fund's average net assets (the "Expense Cap"). The Expense Cap will remain in effect indefinitely and at least until January 31, 2013. A reimbursement may be requested by the Advisor if the aggregate amount actually paid by the Fund toward operating expenses for such fiscal year (taking into account any reimbursement) does not exceed the Expense Cap. The Agreement may be terminated at any time by the Board of Trustees upon 60 days' notice to the Advisor, or by the Advisor with the consent of the Board.

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Jan 31, 2012
FundX Tactical Upgrader Fund (Prospectus Summary) | FundX Tactical Upgrader Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	FundX Tactical Upgrader Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The FundX Tactical Upgrader Fund ("Tactical Fund") seeks long-term capital appreciation; capital preservation is a secondary consideration.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Tactical Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
As a fund-of-funds, the Tactical Fund does not typically pay transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio), except with respect to any purchases or sales of ETFs. If transaction costs are involved, a higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Tactical Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Tactical Fund's performance. The use of the Tactical Model may result in a high turnover rate, as much as 300% in a given year. During the most recent fiscal year, the
Tactical Fund's portfolio turnover rate was 589% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	589.00%
Expenses, Not Correlated to Ratio Due to Acquired Fund Fees	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses for the Fund do not correlate to the Ratio of Expenses to Average Net Assets provided in the Financial Highlights section of the statutory prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the
Tactical Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Tactical Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Tactical Fund's operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Tactical Fund is a fund-of-funds and as such seeks to achieve its investment objective by investing in no-load and load waived mutual funds as well as exchange-traded funds ("ETFs") ("Underlying Funds"). Some Underlying Funds primarily invest in particular types of securities (e.g., equity or fixed income securities of various credit qualities, including high-yield securities or "junk bonds"), and others invest in a variety of securities. Various Underlying Funds may emphasize either value or growth styles of investing or as a combination thereof. When the Advisor believes that stock market conditions warrant a defensive posture, the Advisor may liquidate a substantial portion of the
Underlying Funds and invest in money market instruments and ETFs that short the market (perform inversely to broad market indexes), providing a hedge against the remaining long positions. When the Advisor's indicators turn positive, the portfolio will again be fully invested in Underlying Funds. Some of the
Underlying Funds may invest in foreign or emerging market securities.

In managing the Fund, the Advisor uses a proprietary
Upgrading investment strategy to select Underlying
Funds and to manage the portfolio consistent with the
Fund's investment objective. Using this strategy, the        Upgrading
Advisor classifies Underlying Funds according to their    When a fund
risk and performance characteristics. Four different      begins to lag its
classes of Underlying Funds are categorized according     peers, the
to this system, ranging from Speculative Underlying       Advisor redeems
Funds, which are the most aggressive funds with the       the shares and
highest risk but also the highest reward potential, to    directs the
Bond Underlying Funds, which have the lowest risk but     proceeds to a
also the lowest reward potential. See "More about the     better performing
Funds' Investment Objectives, Strategies and Risks-The    alternative.
Advisor's Classification Process of the Underlying
Funds" for more information on this system.

In addition, the Advisor uses a Tactical Model to           The Advisor's
evaluate prevailing market conditions and help             Tactical Model
determine allocation decisions as to when to remain       The Advisor uses
fully invested and when to be more defensively hedged.    models that
See "More about the Funds' Investment Objectives,         measure market
Strategies and Risks-Tactical Model".                     conditions based
                                                          on a variety of
Under normal market conditions, when fully invested,      factors including
the Fund will typically maintain a core holding of Core   sentiment,
Underlying Funds. Core Underlying Funds generally         trends, momentum,
invest in a diversified portfolio of equity securities    valuations,
of well-established U.S. and foreign companies with a     monetary
wide range of market capitalizations. Core Underlying     influences, and
Funds may also invest in fixed income securities. The     other variables
Fund may also invest a portion of its assets in           that combined,
Speculative Underlying Funds which are more aggressive,   create a broad
may be less diversified and involve investments in        measure of the
small unseasoned companies and emerging markets and       current stock
entail greater risks and in Total Return and Bond         market
Underlying Funds which are less aggressive and may        environment. This
involve investment in more balanced portfolio and fixed   broad measure is
income securities. Through use of its "Tactical Model,"   scored and the
the range of the Fund's investments in each of these      Advisor uses this
types of Underlying Funds will vary based on the          score to
model's assessment of market conditions. As part of the   determine when an
Upgrading strategy, the Advisor sells an Underlying       investor would
Fund when the Advisor believes that the Underlying Fund   historically have
is performing out of synch with current market            been rewarded for
leadership or if a new Underlying Fund is judged more     making tactical
attractive than a current holding.                        shifts between
                                                          being fully
                                                          invested and
                                                          hedged.

For temporary defensive purposes under abnormal market or economic conditions, the Fund may hold all or a portfolio of its assets in money market instruments, money market funds or U.S. government repurchase agreements. To the extent the
Fund is invested in such defensive investment, the Fund may not achieve its investment objective.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
An investment in the Tactical Fund entails risk. The Tactical Fund cannot guarantee that it will meet its investment objective. Since the price of the
Underlying Funds that the Tactical Fund holds may fluctuate, the value of your investment may fluctuate and you could lose all or a portion of your investment in the Tactical Fund. The following risks could affect the value of your investment:

  o  General Market Risk - General market risk is the risk that the value of a
     Fund's shares will fluctuate based on the performance of the securities held by the Underlying Funds it owns. These fluctuations may cause a security to be worth less than its cost when originally purchased or less than it was worth at an earlier time.

  o  Management Risk - Management risk describes the Tactical Fund's ability to meet its investment objective based on the Advisor's success or failure to implement investment strategies for the Tactical Fund. This risk includes risks associated with the use of the Tactical Model which may not accurately predict future market conditions, or the proper time to change allocation ratios. To the extent the model does not work as intended, the Fund may experience a greater loss or a lower return than if the model had not been used. The availability of data from the model is an important component of the Advisor's ability to execute its strategy.

  o  Underlying Funds Risk - The risks associated with the Tactical Fund include the risks related to each Underlying Fund in which the Tactical Fund invests. Although the Tactical Fund seeks to reduce the risk of your investment by diversifying among mutual funds and ETFs that invest in stocks and, in some cases, bonds, there are inherent risks of investing in various asset classes.

  o  Aggressive Investment Technique Risk - The Underlying Funds, particularly some ETFs, may use investment techniques considered to be aggressive, including using futures contracts, options on futures contracts, securities and indices, forward contracts, swap agreements and similar instruments.

  o  Foreign Securities Risk - The Underlying Funds held by the Tactical Fund may have significant investments in foreign securities. Foreign securities risk entails risk relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices.

  o  Emerging Markets Risk - In addition to the foreign securities risks mentioned above, emerging markets are generally more volatile and less liquid.

  o  Non-Diversification Risk - While the Tactical Fund itself is diversified, the
     Underlying Funds may invest in a limited number of issuers and therefore may be considered non-diversified.

  o  Derivative Risk - The Fund and some Underlying Funds may use derivative instruments which derive their value from the value of an underlying asset, currency or index. The value of derivatives may rise or fall more rapidly than other investments and it is possible to lose more than the initial amount invested.

  o  Leverage Risk - Some Underlying Funds may borrow money for leveraging and will incur interest expense.

  o  Portfolio Turnover Risk - The Tactical Fund's Upgrading strategy, and in particular, the Tactical Model employed by the Advisor may result in high portfolio turnover from time to time. High portfolio turnover may cause the
     Tactical Fund to incur higher transaction costs than would be the case if the
     Tactical Fund had lower portfolio turnover.

  o  Small Company Risk - The Underlying Funds may invest in securities of small companies, which involves greater volatility than investing in larger and more established companies.

  o  Concentration and Sector Emphasis Risk - Some of the Underlying Funds may
     have particular emphasis in one or more sectors, subjecting that Underlying
     Fund to sector emphasis risk. Sector emphasis risk is the possibility that a certain sector may underperform other sectors or the market as a whole.

  o  Short Sales Risk -The Underlying Funds may engage in short sales which could cause an Underlying Fund's investment performance to suffer if it is required to close out a short position earlier than it had intended.

  o  Upgrading Strategy Risk - The Tactical Fund employs an Upgrading strategy whereby it continually seeks to invest in the top-performing securities at a given time. When investment decisions are based on near-term performance, however, the Tactical Fund may be exposed to the risk of buying Underlying
     Funds immediately following a sudden, brief surge in performance that may be followed by a subsequent drop in market value.

  o  Interest Rate and Credit Risk - Interest rates may rise resulting in a decrease in the value of the securities held by the Underlying Funds or may fall resulting in an increase in the value of such securities.

  o  High-Yield Securities (Junk Bonds) Risk - The value of fixed-income securities held by the Underlying Funds that are rated below investment grade
     (junk bonds) are subject to additional risk factors such as increased possibility of default, illiquidity of the security and changes in value based on public perception of the issuer.

  o  ETF Trading Risk - Because the Tactical Fund invests in ETFs, it is subject to additional risks that do not apply to conventional mutual funds, including the risks that the market price of an ETF's shares may trade at a discount to its net asset value ("NAV"), an active secondary trading market may not develop or be maintained, or trading may be halted by the exchange in which the ETFs trade, which may impact a Fund's ability to sell its shares of an
     ETF.

Risk, Lose Money	rr_RiskLoseMoney	Since the price of the Underlying Funds that the Tactical Fund holds may fluctuate, the value of your investment may fluctuate and you could lose all or a portion of your investment in the Tactical Fund.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	While the Tactical Fund itself is diversified, the Underlying Funds may invest in a limited number of issuers and therefore may be considered non-diversified.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following performance information provides some indication of the risks of investing in the Tactical Fund. The bar chart below illustrates how the Tactical
Fund's total returns have varied since inception. The table below illustrates how the Tactical Fund's average annual total returns for the 1-year and Since
Inception periods compare with a domestic broad-based market index and secondary index provided to offer a broader market perspective. The Tactical Fund's performance, before and after taxes is not necessarily an indication of how the
Tactical Fund will perform in the future. Updated performance is available on the Tactical Fund's website at www.upgraderfunds.com.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information provides some indication of the risks of investing in the Tactical Fund.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.upgraderfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Tactical Fund's performance, before and after taxes is not necessarily an indication of how the Tactical Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Calendar Year Total Return as of December 31
Bar Chart, Closing	rr_BarChartClosingTextBlock
Best and Worst Quarters
Best Quarter  Q3 2009 6.34%
Worst Quarter Q3 2011 -2.31%

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are calculated using the highest individual federal marginal income tax rates in effect and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns are not relevant if you hold your Fund shares through a tax-deferred account, such as a 401(k) plan or an individual retirement account ("IRA").
Performance Table, Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In certain cases, the "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. This will occur when a capital loss is realized upon the sale of Fund shares and provides an assumed tax benefit that increases the return.
Performance Table, Closing	rr_PerformanceTableClosingTextBlock
The "Return After Taxes on Distributions" shows the effect of taxable distributions (dividends and capital gains distributions), but assumes that you still hold Fund shares at the end of the period. The "Return After Taxes on
Distributions and Sale of Fund Shares" shows the effect of both taxable distributions and any taxable gain or loss that would be realized if a Fund's shares were sold at the end of the specified period. The after-tax returns are calculated using the highest individual federal marginal income tax rates in effect and do not reflect the impact of state and local taxes. In certain cases, the "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. This will occur when a capital loss is realized upon the sale of Fund shares and provides an assumed tax benefit that increases the return. Your actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns are not relevant if you hold your Fund shares through a tax-deferred account, such as a 401(k) plan or an individual retirement account ("IRA").

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns as of December 31, 2011
FundX Tactical Upgrader Fund (Prospectus Summary) | FundX Tactical Upgrader Fund | S&P 500 ® Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.11%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.76%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 29, 2008
FundX Tactical Upgrader Fund (Prospectus Summary) | FundX Tactical Upgrader Fund | MSCI AC World Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	MSCI AC World Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(7.35%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(3.21%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 29, 2008
FundX Tactical Upgrader Fund (Prospectus Summary) | FundX Tactical Upgrader Fund | FundX Tactical Upgrader Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Redemption Fee (as a percentage of amount redeemed within 30 days of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fee	rr_ManagementFeesOverAssets	1.00%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.44%
Acquired Fund (Underlying Fund) Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.19%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.63%
Plus: Recouped Management Fees	ck0000811030_RecoupmentOverAssets	0.0001
Total Annual Fund Operating Expenses Plus Recouped Management Fees	rr_NetExpensesOverAssets	1.64%
Recoupments, Date of Termination	ck0000811030_RecoupmentsOverAssetsDateOfTermination	2013-01-31
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	167
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	517
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	892
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,944
Annual Return 2009	rr_AnnualReturn2009	2.86%
Annual Return 2010	rr_AnnualReturn2010	7.83%
Annual Return 2011	rr_AnnualReturn2011	3.98%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.34%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.31%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	3.98%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(6.76%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 29, 2008
FundX Tactical Upgrader Fund (Prospectus Summary) | FundX Tactical Upgrader Fund | FundX Tactical Upgrader Fund | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	3.98%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(6.83%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 29, 2008
FundX Tactical Upgrader Fund (Prospectus Summary) | FundX Tactical Upgrader Fund | FundX Tactical Upgrader Fund | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.59%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(5.67%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 29, 2008

[1]	FundX Investment Group (the "Advisor") has contractually agreed to reduce its fees and/or pay the Tactical Fund's expenses (excluding Acquired Fund Fees and Expenses, interest expense in connection with investment activities, taxes and extraordinary expenses) in order to limit Total Annual Operating Expenses Plus Recouped Management Fees for shares of the Tactical Fund to 1.50% of the Fund's average net assets (the "Expense Cap"). The Expense Cap will remain in effect indefinitely and at least until January 31, 2013. A reimbursement may be requested by the Advisor if the aggregate amount actually paid by the Fund toward operating expenses for such fiscal year (taking into account any reimbursement) does not exceed the Expense Cap. The Agreement may be terminated at any time by the Board of Trustees upon 60 days' notice to the Advisor, or by the Advisor with the consent of the Board.
[2]	The Total Annual Fund Operating Expenses for the Fund do not correlate to the Ratio of Expenses to Average Net Assets provided in the Financial Highlights section of the statutory prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

FundX Tactical Total Return Fund (Prospectus Summary) | FundX Tactical Total Return Fund
FundX Tactical Total Return Fund
Investment Objective
The FundX Tactical Total Return Fund ("Tactical Total Return Fund") is to seek long-term capital appreciation and current income with an emphasis on risk management.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Tactical Total Return Fund.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	FundX Tactical Total Return Fund
Redemption Fee (as a percentage of amount redeemed within 30 days of purchase)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Annual Fund Operating Expenses		FundX Tactical Total Return Fund
Management Fee		1.00%
Distribution (Rule 12b-1) Fees		none
Other Expenses		1.97%
Acquired Fund (Underlying Fund) Fees and Expenses	[1]	0.35%
Total Annual Fund Operating Expenses		3.32%
Expense Reduction/Reimbursement		(1.47%)
Total Annual Fund Operating Expenses After Expense Reduction/Reimbursement		1.85%
[1]	The Total Annual Fund Operating Expenses for the Fund do not correlate to the Ratio of Expenses to Average Net Assets provided in the Financial Highlights section of the statutory prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

Example
This Example is intended to help you compare the cost of investing in the

Tactical Total Return Fund with the cost of investing in other mutual funds. The

Example assumes that you invest $10,000 in the Tactical Total Return Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Tactical Total Return Fund's operating expenses remain the same (taking into account the one year contractual expense limitation).

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
FundX Tactical Total Return Fund	188	884	1,604	3,513

Portfolio Turnover
As a fund-of-funds, the Tactical Total Return Fund does not typically pay transaction costs, such as commissions, when it buys and sells securities (or

"turns over" its portfolio), except with respect to any purchases or sales of

ETFs. If transaction costs are involved, a higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Tactical

Total Return Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the

Tactical Total Return Fund's performance. The use of the Tactical Model may result in a high turnover rate, as much as 300% in a given year. During the most recent fiscal year, the Tactical Total Return Fund's portfolio turnover rate was

297% of the average value of its portfolio.

Principal Investment Strategies
The Tactical Total Return Fund is a fund-of-funds and as such seeks to achieve its investment objective by investing in no-load and load waived mutual funds as well as exchange-traded funds ("ETFs") ("Underlying Funds"). The Tactical Total

Return Fund will typically hold a combination of core equity, balanced and fixed income mutual funds, as well as ETFs and will emphasize risk management in structuring the portfolio. The Underlying Funds invest directly in securities that may include any type of equity security (e.g. common stock and derivative instruments such as options or futures) and any type of fixed-income security

(e.g., high-yield "junk" bonds, convertible bonds, mortgage and asset-backed securities) and in international and global Underlying Funds, including

Underlying Funds that invest a significant amount of their assets in emerging or developing markets.

In managing the Fund, the Advisor uses a proprietary

Upgrading investment strategy to select Underlying Funds

and to manage the portfolio consistent with the Fund's

investment objective. Using this strategy, the Advisor

classifies Underlying Funds according to their risk and           Upgrading

performance characteristics. Four different classes of      When a fund begins to

Underlying Funds are categorized according to this system,  lag its peers, the

ranging from Speculative Underlying Funds, which are the    Advisor redeems the

most aggressive funds with the highest risk but also the    shares and directs

highest reward potential, to Bond Underlying Funds, which   the proceeds to a

have the lowest risk but also the lowest reward potential.  better performing

See "More about the Funds' Investment Objectives,           alternative.

Strategies and Risks-The Advisor's Classification Process

of the Underlying Funds" for more information on this

system.

The Advisor uses a Dynamic Asset Allocation Process to

actively adjust the Fund's investment allocation between

two strategies, a Tactical Equity strategy and a Flexible

Income strategy. Between 20% and 80% of the Fund's assets

is expected to be invested in one or the other strategy at

any given point in time. Within the Tactical Equity

strategy, the Advisor employs a Tactical Model to evaluate    The Advisor's

prevailing market conditions and help determine allocation    Tactical Model

decisions as to when to remain fully invested and when to     The Advisor uses

be more defensively hedged. See "More about the Funds'        models that measure

Investment Objectives, Strategies and Risks-Both Funds -      market conditions

Tactical Model".                                              based on a variety of

                                                              factors including

Under normal market conditions, the Tactical Equity portion   sentiment, trends,

of the portfolio will typically maintain a core holding of    momentum, valuations,

Core Underlying Funds. Core Underlying Funds generally        monetary influences,

invest in a diversified portfolio of equity securities of     and other variables

well-established U.S. and foreign companies with a wide       that combined, create

range of market capitalizations. Core Underlying Funds may    a broad measure of

also invest in fixed income securities. The Fund may also     the current stock

invest a portion of its assets in Speculative Underlying      market

Funds which are more aggressive, may be less diversified      environment. This

and involve investments in small unseasoned companies and     broad measure is

emerging markets and entail greater risks. Through use of     scored and the

its Tactical Model, the range of the Fund's investments in    Advisor uses this

the Tactical Equity strategy in each of these types of        score to determine

Underlying Funds will vary based on the model's assessment    when an investor

of market conditions. Under normal market conditions, the     would historically

Flexible Income portion of the portfolio will invest          have been rewarded

exclusively in Total Return and Bond Underlying Funds.        for making tactical

These Underlying Funds may include a wide variety of          shifts between being

investment strategies, typically possessing elements of       fully invested and

both income and capital preservation with significant         hedged.

emphasis on fixed income securities of varying maturity and

credit qualities. The Flexible Income portion of the

portfolio may not adhere to the Upgrading strategy. As part

of the Upgrading strategy, the Advisor sells an Underlying

Fund when the Advisor believes that the Underlying Fund is

performing out of synch with current market leadership or

if a new Underlying Fund is judged more attractive than a

current holding.

For temporary defensive purposes under abnormal market or economic conditions,

the Fund may hold all or a portfolio of its assets in money market instruments,

money market funds or U.S. government repurchase agreements. To the extent the

Fund is invested in such defensive investment, the Fund may not achieve its investment objective.

Principal Risks
An investment in the Tactical Total Return Fund entails risk. The Tactical Total

Return Fund cannot guarantee that it will meet its investment objective. Since the price of the Underlying Funds that the Tactical Total Return Fund holds may fluctuate, the value of your investment may fluctuate and you could lose all or a portion of your investment in the Tactical Total Return Fund. The following risks could affect the value of your investment:

  o  General Market Risk - General market risk is the risk that the value of a

     Fund's shares will fluctuate based on the performance of the securities held by the Underlying Funds it owns. These fluctuations may cause a security to be worth less than its cost when originally purchased or less than it was worth at an earlier time.

  o  Management Risk - Management risk describes the Tactical Total Return Fund's ability to meet its investment objective based on the Advisor's success or failure to implement investment strategies for the Tactical Total Return

     Fund. This risk includes risks associated with the use of the Tactical Model which may not accurately predict future market conditions, or the proper time to change allocation ratios. To the extent the model does not work as intended, the Fund may experience a greater loss or a lower return than if the model had not been used. The availability of data from the model is an important component of the Advisor's ability to execute its strategy.

  o  Underlying Funds Risk - The risks associated with the Tactical Total Return

     Fund include the risks related to each Underlying Fund in which the Tactical

     Total Return Fund invests. Although the Tactical Total Return Fund seeks to reduce the risk of your investment by diversifying among mutual funds and

     ETFs that invest in stocks and, in some cases, bonds, there are inherent risks of investing in various asset classes.

  o  Aggressive Investment Technique Risk - The Underlying Funds, particularly some ETFs, may use investment techniques considered to be aggressive,

     including using futures contracts, options on futures contracts, securities and indices, forward contracts, swap agreements and similar instruments.

  o  Upgrading Strategy Risk - The Tactical Total Return Fund employs an Upgrading strategy whereby it continually seeks to invest in the top-performing securities at a given time. When investment decisions are based on near-term performance, however, the Tactical Total Return Fund may be exposed to the risk of buying Underlying Funds immediately following a sudden, brief surge in performance that may be followed by a subsequent drop in market value.

  o  Foreign Securities Risk - The Underlying Funds held by the Tactical Total

     Return Fund may have significant investments in foreign securities. Foreign securities risk entails risk relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices.

  o  Emerging Markets Risk - In addition to the foreign securities risks mentioned above, emerging markets are generally more volatile and less liquid.

  o  Non-Diversification Risk - While the Tactical Total Return Fund itself is diversified, the Underlying Funds may invest in a limited number of issuers and therefore may be considered non-diversified.

  o  Derivative Risk - The Fund and some Underlying Funds may use derivative instruments which derive their value from the value of an underlying asset,

     currency or index. The value of derivatives may rise or fall more rapidly than other investments and it is possible to lose more than the initial amount invested.

  o  Mortgage- and Asset-Backed Securities Risk - The Underlying Funds may invest in mortgage- and asset-backed securities, which represent "pools" of mortgages or other assets, including consumer loans or receivables held in trust. In a period of rising interest rates, these securities may exhibit additional volatility.

  o  Leverage Risk - Some Underlying Funds may borrow money for leveraging and will incur interest expense.

  o  Portfolio Turnover Risk - The Tactical Total Return Fund's Upgrading

     strategy, and in particular, the Tactical Model employed by the Advisor may result in high portfolio turnover from time to time. High portfolio turnover may cause the Tactical Total Return Fund to incur higher transaction costs than would be the case if the Tactical Total Return Fund had lower portfolio turnover.

  o  Small Company Risk - The Underlying Funds may invest in securities of small companies, which involves greater volatility than investing in larger and more established companies.

  o  Concentration and Sector Emphasis Risk - Some of the Underlying Funds may

     have particular emphasis in one or more sectors, subjecting that Underlying

     Fund to sector emphasis risk. Sector emphasis risk is the possibility that a certain sector may underperform other sectors or the market as a whole.

  o  Short Sales Risk -The Underlying Funds may engage in short sales which could cause an Underlying Fund's investment performance to suffer if it is required to close out a short position earlier than it had intended.

  o  Interest Rate and Credit Risk - Interest rates may rise resulting in a decrease in the value of the securities held by the Underlying Funds or may fall resulting in an increase in the value of such securities.

  o  High-Yield Securities (Junk Bonds) Risk - The value of fixed-income securities held by the Underlying Funds that are rated below investment grade

     (junk bonds) are subject to additional risk factors such as increased possibility of default, illiquidity of the security and changes in value based on public perception of the issuer.

  o  ETF Trading Risk - Because the Tactical Total Return Fund invests in ETFs, it is subject to additional risks that do not apply to conventional mutual funds, including the risks that the market price of an ETF's shares may trade at a discount to its net asset value ("NAV"), an active secondary trading market may not develop or be maintained, or trading may be halted by the exchange in which the ETFs trade, which may impact a Fund's ability to sell its shares of an ETF.

Performance
The following performance information provides some indication of the risks of investing in the Tactical Total Return Fund. The bar chart below illustrates how the Tactical Total Return Fund's total returns have varied since inception. The table below illustrates how the Tactical Total Return Fund's average annual total returns for the 1-year and Since Inception periods compare with a domestic broad-based market index and secondary index provided to offer a broader market perspective. The Tactical Total Return Fund's performance, before and after taxes is not necessarily an indication of how the Tactical Total Return Fund will perform in the future. Updated performance is available on the Tactical

Total Return Fund's website at www.upgraderfunds.com.

Calendar Year Total Return as of December 31

Best and Worst Quarters

Best Quarter  Q3 2010 3.89%

Worst Quarter Q3 2011 -2.95%

Average Annual Total Returns as of December 31, 2011
Average Annual Total Returns	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
FundX Tactical Total Return Fund	Return Before Taxes	2.61%	4.82%	May 29, 2009
FundX Tactical Total Return Fund After Taxes on Distributions	Return After Taxes on Distributions	1.12%	4.17%	May 29, 2009
FundX Tactical Total Return Fund After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	1.85%	3.79%	May 29, 2009
FundX Tactical Total Return Fund S&P 500 ® Index	S&P 500® Index (reflects no deduction for fees, expenses or taxes)	2.11%	15.20%	May 29, 2009
FundX Tactical Total Return Fund Barclays Capital Aggregate Bond Index	Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	7.84%	7.33%	May 29, 2009
FundX Tactical Total Return Fund Blended 50% S&P 500 ® Index/50% Barclays Capital Aggregate Bond	Blended 50% S&P 500® Index/50% Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	5.53%	11.73%	May 29, 2009

The "Return After Taxes on Distributions" shows the effect of taxable distributions (dividends and capital gains distributions), but assumes that you still hold Fund shares at the end of the period. The "Return After Taxes on

Distributions and Sale of Fund Shares" shows the effect of both taxable distributions and any taxable gain or loss that would be realized if a Fund's shares were sold at the end of the specified period. The after-tax returns are calculated using the highest individual federal marginal income tax rates in effect and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns are not relevant if you hold your Fund shares through a tax-deferred account, such as a 401(k) plan or an individual retirement account ("IRA").

[1]	FundX Investment Group (the "Advisor") has contractually agreed to reduce its fees and/or pay the Tactical Total Fund's expenses (excluding Acquired Fund Fees and Expenses, interest expense in connection with investment activities, taxes and extraordinary expenses) in order to limit Total Annual Operating Expenses After Expense Reduction/Reimbursement for shares of the Tactical Total Return Fund to 1.50% of the Fund's average net assets (the "Expense Cap"). The Expense Cap will remain in effect indefinitely and at least until January 31, 2013. A reimbursement may be requested by the Advisor if the aggregate amount actually paid by the Fund toward operating expenses for such fiscal year (taking into account any reimbursement) does not exceed the Expense Cap. The Agreement may be terminated at any time by the Board of Trustees upon 60 days' notice to the Advisor, or by the Advisor with the consent of the Board.

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Jan 31, 2012
FundX Tactical Total Return Fund (Prospectus Summary) | FundX Tactical Total Return Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	FundX Tactical Total Return Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The FundX Tactical Total Return Fund ("Tactical Total Return Fund") is to seek long-term capital appreciation and current income with an emphasis on risk management.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Tactical Total Return Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
As a fund-of-funds, the Tactical Total Return Fund does not typically pay transaction costs, such as commissions, when it buys and sells securities (or
"turns over" its portfolio), except with respect to any purchases or sales of
ETFs. If transaction costs are involved, a higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Tactical
Total Return Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the
Tactical Total Return Fund's performance. The use of the Tactical Model may result in a high turnover rate, as much as 300% in a given year. During the most recent fiscal year, the Tactical Total Return Fund's portfolio turnover rate was
297% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	297.00%
Expenses, Not Correlated to Ratio Due to Acquired Fund Fees	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses for the Fund do not correlate to the Ratio of Expenses to Average Net Assets provided in the Financial Highlights section of the statutory prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the
Tactical Total Return Fund with the cost of investing in other mutual funds. The
Example assumes that you invest $10,000 in the Tactical Total Return Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Tactical Total Return Fund's operating expenses remain the same (taking into account the one year contractual expense limitation).

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Tactical Total Return Fund is a fund-of-funds and as such seeks to achieve its investment objective by investing in no-load and load waived mutual funds as well as exchange-traded funds ("ETFs") ("Underlying Funds"). The Tactical Total
Return Fund will typically hold a combination of core equity, balanced and fixed income mutual funds, as well as ETFs and will emphasize risk management in structuring the portfolio. The Underlying Funds invest directly in securities that may include any type of equity security (e.g. common stock and derivative instruments such as options or futures) and any type of fixed-income security
(e.g., high-yield "junk" bonds, convertible bonds, mortgage and asset-backed securities) and in international and global Underlying Funds, including
Underlying Funds that invest a significant amount of their assets in emerging or developing markets.

In managing the Fund, the Advisor uses a proprietary
Upgrading investment strategy to select Underlying Funds
and to manage the portfolio consistent with the Fund's
investment objective. Using this strategy, the Advisor
classifies Underlying Funds according to their risk and           Upgrading
performance characteristics. Four different classes of      When a fund begins to
Underlying Funds are categorized according to this system,  lag its peers, the
ranging from Speculative Underlying Funds, which are the    Advisor redeems the
most aggressive funds with the highest risk but also the    shares and directs
highest reward potential, to Bond Underlying Funds, which   the proceeds to a
have the lowest risk but also the lowest reward potential.  better performing
See "More about the Funds' Investment Objectives,           alternative.
Strategies and Risks-The Advisor's Classification Process
of the Underlying Funds" for more information on this
system.

The Advisor uses a Dynamic Asset Allocation Process to
actively adjust the Fund's investment allocation between
two strategies, a Tactical Equity strategy and a Flexible
Income strategy. Between 20% and 80% of the Fund's assets
is expected to be invested in one or the other strategy at
any given point in time. Within the Tactical Equity
strategy, the Advisor employs a Tactical Model to evaluate    The Advisor's
prevailing market conditions and help determine allocation    Tactical Model
decisions as to when to remain fully invested and when to     The Advisor uses
be more defensively hedged. See "More about the Funds'        models that measure
Investment Objectives, Strategies and Risks-Both Funds -      market conditions
Tactical Model".                                              based on a variety of
                                                              factors including
Under normal market conditions, the Tactical Equity portion   sentiment, trends,
of the portfolio will typically maintain a core holding of    momentum, valuations,
Core Underlying Funds. Core Underlying Funds generally        monetary influences,
invest in a diversified portfolio of equity securities of     and other variables
well-established U.S. and foreign companies with a wide       that combined, create
range of market capitalizations. Core Underlying Funds may    a broad measure of
also invest in fixed income securities. The Fund may also     the current stock
invest a portion of its assets in Speculative Underlying      market
Funds which are more aggressive, may be less diversified      environment. This
and involve investments in small unseasoned companies and     broad measure is
emerging markets and entail greater risks. Through use of     scored and the
its Tactical Model, the range of the Fund's investments in    Advisor uses this
the Tactical Equity strategy in each of these types of        score to determine
Underlying Funds will vary based on the model's assessment    when an investor
of market conditions. Under normal market conditions, the     would historically
Flexible Income portion of the portfolio will invest          have been rewarded
exclusively in Total Return and Bond Underlying Funds.        for making tactical
These Underlying Funds may include a wide variety of          shifts between being
investment strategies, typically possessing elements of       fully invested and
both income and capital preservation with significant         hedged.
emphasis on fixed income securities of varying maturity and
credit qualities. The Flexible Income portion of the
portfolio may not adhere to the Upgrading strategy. As part
of the Upgrading strategy, the Advisor sells an Underlying
Fund when the Advisor believes that the Underlying Fund is
performing out of synch with current market leadership or
if a new Underlying Fund is judged more attractive than a
current holding.

For temporary defensive purposes under abnormal market or economic conditions, the Fund may hold all or a portfolio of its assets in money market instruments, money market funds or U.S. government repurchase agreements. To the extent the
Fund is invested in such defensive investment, the Fund may not achieve its investment objective.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
An investment in the Tactical Total Return Fund entails risk. The Tactical Total
Return Fund cannot guarantee that it will meet its investment objective. Since the price of the Underlying Funds that the Tactical Total Return Fund holds may fluctuate, the value of your investment may fluctuate and you could lose all or a portion of your investment in the Tactical Total Return Fund. The following risks could affect the value of your investment:

  o  General Market Risk - General market risk is the risk that the value of a
     Fund's shares will fluctuate based on the performance of the securities held by the Underlying Funds it owns. These fluctuations may cause a security to be worth less than its cost when originally purchased or less than it was worth at an earlier time.

  o  Management Risk - Management risk describes the Tactical Total Return Fund's ability to meet its investment objective based on the Advisor's success or failure to implement investment strategies for the Tactical Total Return
     Fund. This risk includes risks associated with the use of the Tactical Model which may not accurately predict future market conditions, or the proper time to change allocation ratios. To the extent the model does not work as intended, the Fund may experience a greater loss or a lower return than if the model had not been used. The availability of data from the model is an important component of the Advisor's ability to execute its strategy.

  o  Underlying Funds Risk - The risks associated with the Tactical Total Return
     Fund include the risks related to each Underlying Fund in which the Tactical
     Total Return Fund invests. Although the Tactical Total Return Fund seeks to reduce the risk of your investment by diversifying among mutual funds and
     ETFs that invest in stocks and, in some cases, bonds, there are inherent risks of investing in various asset classes.

  o  Aggressive Investment Technique Risk - The Underlying Funds, particularly some ETFs, may use investment techniques considered to be aggressive, including using futures contracts, options on futures contracts, securities and indices, forward contracts, swap agreements and similar instruments.

  o  Upgrading Strategy Risk - The Tactical Total Return Fund employs an Upgrading strategy whereby it continually seeks to invest in the top-performing securities at a given time. When investment decisions are based on near-term performance, however, the Tactical Total Return Fund may be exposed to the risk of buying Underlying Funds immediately following a sudden, brief surge in performance that may be followed by a subsequent drop in market value.

  o  Foreign Securities Risk - The Underlying Funds held by the Tactical Total
     Return Fund may have significant investments in foreign securities. Foreign securities risk entails risk relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices.

  o  Emerging Markets Risk - In addition to the foreign securities risks mentioned above, emerging markets are generally more volatile and less liquid.

  o  Non-Diversification Risk - While the Tactical Total Return Fund itself is diversified, the Underlying Funds may invest in a limited number of issuers and therefore may be considered non-diversified.

  o  Derivative Risk - The Fund and some Underlying Funds may use derivative instruments which derive their value from the value of an underlying asset, currency or index. The value of derivatives may rise or fall more rapidly than other investments and it is possible to lose more than the initial amount invested.

  o  Mortgage- and Asset-Backed Securities Risk - The Underlying Funds may invest in mortgage- and asset-backed securities, which represent "pools" of mortgages or other assets, including consumer loans or receivables held in trust. In a period of rising interest rates, these securities may exhibit additional volatility.

  o  Leverage Risk - Some Underlying Funds may borrow money for leveraging and will incur interest expense.

  o  Portfolio Turnover Risk - The Tactical Total Return Fund's Upgrading
     strategy, and in particular, the Tactical Model employed by the Advisor may result in high portfolio turnover from time to time. High portfolio turnover may cause the Tactical Total Return Fund to incur higher transaction costs than would be the case if the Tactical Total Return Fund had lower portfolio turnover.

  o  Small Company Risk - The Underlying Funds may invest in securities of small companies, which involves greater volatility than investing in larger and more established companies.

  o  Concentration and Sector Emphasis Risk - Some of the Underlying Funds may
     have particular emphasis in one or more sectors, subjecting that Underlying
     Fund to sector emphasis risk. Sector emphasis risk is the possibility that a certain sector may underperform other sectors or the market as a whole.

  o  Short Sales Risk -The Underlying Funds may engage in short sales which could cause an Underlying Fund's investment performance to suffer if it is required to close out a short position earlier than it had intended.

  o  Interest Rate and Credit Risk - Interest rates may rise resulting in a decrease in the value of the securities held by the Underlying Funds or may fall resulting in an increase in the value of such securities.

  o  High-Yield Securities (Junk Bonds) Risk - The value of fixed-income securities held by the Underlying Funds that are rated below investment grade
     (junk bonds) are subject to additional risk factors such as increased possibility of default, illiquidity of the security and changes in value based on public perception of the issuer.

  o  ETF Trading Risk - Because the Tactical Total Return Fund invests in ETFs, it is subject to additional risks that do not apply to conventional mutual funds, including the risks that the market price of an ETF's shares may trade at a discount to its net asset value ("NAV"), an active secondary trading market may not develop or be maintained, or trading may be halted by the exchange in which the ETFs trade, which may impact a Fund's ability to sell its shares of an ETF.

Risk, Lose Money	rr_RiskLoseMoney	Since the price of the Underlying Funds that the Tactical Total Return Fund holds may fluctuate, the value of your investment may fluctuate and you could lose all or a portion of your investment in the Tactical Total Return Fund.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	While the Tactical Total Return Fund itself is diversified, the Underlying Funds may invest in a limited number of issuers and therefore may be considered non-diversified.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following performance information provides some indication of the risks of investing in the Tactical Total Return Fund. The bar chart below illustrates how the Tactical Total Return Fund's total returns have varied since inception. The table below illustrates how the Tactical Total Return Fund's average annual total returns for the 1-year and Since Inception periods compare with a domestic broad-based market index and secondary index provided to offer a broader market perspective. The Tactical Total Return Fund's performance, before and after taxes is not necessarily an indication of how the Tactical Total Return Fund will perform in the future. Updated performance is available on the Tactical
Total Return Fund's website at www.upgraderfunds.com.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information provides some indication of the risks of investing in the Tactical Total Return Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	www.upgraderfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Tactical Total Return Fund's performance, before and after taxes is not necessarily an indication of how the Tactical Total Return Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Calendar Year Total Return as of December 31
Bar Chart, Closing	rr_BarChartClosingTextBlock
Best and Worst Quarters
Best Quarter  Q3 2010 3.89%
Worst Quarter Q3 2011 -2.95%

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are calculated using the highest individual federal marginal income tax rates in effect and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns are not relevant if you hold your Fund shares through a tax-deferred account, such as a 401(k) plan or an individual retirement account ("IRA").
Performance Table, Closing	rr_PerformanceTableClosingTextBlock
The "Return After Taxes on Distributions" shows the effect of taxable distributions (dividends and capital gains distributions), but assumes that you still hold Fund shares at the end of the period. The "Return After Taxes on
Distributions and Sale of Fund Shares" shows the effect of both taxable distributions and any taxable gain or loss that would be realized if a Fund's shares were sold at the end of the specified period. The after-tax returns are calculated using the highest individual federal marginal income tax rates in effect and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns are not relevant if you hold your Fund shares through a tax-deferred account, such as a 401(k) plan or an individual retirement account ("IRA").

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns as of December 31, 2011
FundX Tactical Total Return Fund (Prospectus Summary) | FundX Tactical Total Return Fund | S&P 500 ® Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.11%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	15.20%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 29, 2009
FundX Tactical Total Return Fund (Prospectus Summary) | FundX Tactical Total Return Fund | Barclays Capital Aggregate Bond Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.84%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.33%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 29, 2009
FundX Tactical Total Return Fund (Prospectus Summary) | FundX Tactical Total Return Fund | Blended 50% S&P 500 ® Index/50% Barclays Capital Aggregate Bond
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Blended 50% S&P 500® Index/50% Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.53%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	11.73%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 29, 2009
FundX Tactical Total Return Fund (Prospectus Summary) | FundX Tactical Total Return Fund | FundX Tactical Total Return Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Redemption Fee (as a percentage of amount redeemed within 30 days of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fee	rr_ManagementFeesOverAssets	1.00%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.97%
Acquired Fund (Underlying Fund) Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.35%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.32%
Expense Reduction/Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.47%)
Total Annual Fund Operating Expenses After Expense Reduction/Reimbursement	rr_NetExpensesOverAssets	1.85%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-01-31
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	188
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	884
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,604
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	3,513
Annual Return 2010	rr_AnnualReturn2010	6.08%
Annual Return 2011	rr_AnnualReturn2011	2.61%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.89%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.95%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.61%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.82%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 29, 2009
FundX Tactical Total Return Fund (Prospectus Summary) | FundX Tactical Total Return Fund | FundX Tactical Total Return Fund | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	1.12%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.17%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 29, 2009
FundX Tactical Total Return Fund (Prospectus Summary) | FundX Tactical Total Return Fund | FundX Tactical Total Return Fund | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	1.85%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.79%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 29, 2009

[1]	FundX Investment Group (the "Advisor") has contractually agreed to reduce its fees and/or pay the Tactical Total Fund's expenses (excluding Acquired Fund Fees and Expenses, interest expense in connection with investment activities, taxes and extraordinary expenses) in order to limit Total Annual Operating Expenses After Expense Reduction/Reimbursement for shares of the Tactical Total Return Fund to 1.50% of the Fund's average net assets (the "Expense Cap"). The Expense Cap will remain in effect indefinitely and at least until January 31, 2013. A reimbursement may be requested by the Advisor if the aggregate amount actually paid by the Fund toward operating expenses for such fiscal year (taking into account any reimbursement) does not exceed the Expense Cap. The Agreement may be terminated at any time by the Board of Trustees upon 60 days' notice to the Advisor, or by the Advisor with the consent of the Board.
[2]	The Total Annual Fund Operating Expenses for the Fund do not correlate to the Ratio of Expenses to Average Net Assets provided in the Financial Highlights section of the statutory prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.